UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 through December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2020 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

February 4, 2021 (Unaudited)

Dear Shareholders,

The year ahead holds the potential for a strong recovery in the global economy thanks to the massive efforts of central banks and governments and the development of multiple vaccines against Covid-19. While significant economic and health care challenges remain ahead, the uncertainty and turbulence of 2020 has abated.

“Investors who remained fully invested over the second half of 2020, in the face of uncertainty over the pandemic, the economy and a contested U.S. presidential election, were likely rewarded for their perseverance.”

— Andrea L. Lisher

The second half of 2020 was notable for an accelerating rebound in equity markets from the steep sell-off in the first quarter of the year when the pandemic was first declared by the World Health Organization. Positive news about clinical trials of new vaccines, followed by the first approvals of those vaccines in November 2020, bolstered investor expectations that the pandemic would be halted and that economic and social activity could begin to resume in the year ahead. As overall demand for equities increased in the final half of 2020, investors began to turn their focus from companies that could endure the pandemic to those that could benefit from a potential recovery in local, national and international economies. For the six months ended December 31, 2020, the S&P 500 Index generated a total return of 22.16%.

Investors who remained fully invested over the second half of 2020, in the face of uncertainty over the pandemic, the economy and a contested U.S. presidential election, were likely rewarded for their perseverance.

The implementation of mass vaccinations on the national and global scales is not without challenges and the rebuilding of economies at all levels is likely to depend on how successfully the pandemic is fought. However, the advances in the fight against Covid-19 provide policymakers and investors with the opportunity to plan for the future and meet those challenges. J.P. Morgan Asset Management has thrived amid the many challenges presented by the pandemic. Moreover, our deep experience in risk management enabled us to successfully navigate increased volatility in global financial markets. Throughout 2020, we continued to seek to operate under the same fundamental practices and principles that have driven our success for more than a century with an unwavering focus on putting our clients at the center of everything we do.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

Overall, the second half of 2020 was marked by U.S. equity market gains in the final months of the year amid the rollout of multiple vaccines against Covid-19, followed by the eventual approval of $900 billion in federal pandemic relief that was signed into law on December 27, 2020.

Globally, U.S. equity led a broad rebound in both developed markets and emerging markets equity at the start of the period. Leading U.S. equity indexes rose in July and August 2020, punctuated by five consecutive record high closings for the S&P 500 Index in late August — a stretch not seen since 2017. Notably, Apple Inc. issued a 4-for-1 stock split in August and became the first publicly listed company with a valuation surpassing $2 trillion. The U.S. Federal Reserve (the “Fed”) signaled its continued support for asset purchases and low benchmark interest rates. While the spread of Covid-19 accelerated in the U.S., multiple candidate vaccines were being developed around the world and the number of hospitalizations at the end of the summer was relatively small compared with what was to come at the end of the year.

Equity prices across the globe largely declined over September and October 2020. Re-closings across Asia and Europe in response to Covid-19 dented investor optimism. The inability of the U.S. Congress to adopt further spending for pandemic relief put acute pressure on the S&P 500 Index in the final week of October.

U.S. equity prices began to rebound in November and by mid-month the S&P 500 Index reached a closing high and crossed 3,600 points for the first time amid the U.S. Food and Drug Administration’s approval of the first Covid-19 vaccines. While the results of the U.S. presidential election were contested, President-elect Joe Biden’s early cabinet choices — including former Fed Chairwoman Janet Yellen — removed some investor uncertainty. The Fed kept interest rates and policies unchanged and Congressional negotiations over proposed relief and stimulus spending continued through the month.

Globally, equity markets maintained upward momentum through the end of December, largely driven by investor expectations that mass vaccinations and the reopening of economies would unleash pent up demand from consumers, businesses and governments. Notably, emerging markets equity outperformed developed markets equity, including U.S. equity in the second half of 2020 as China, Taiwan and South Korea appeared to have greater success in containing the pandemic.

In the U.S., growth stocks continued to outperform value stocks but the difference narrowed somewhat during the period as share price valuations rose. Additionally, shares of select companies that had seen their stock prices plummet in the first half of 2020 benefitted from increased investor appetite for bargains in the second half of the year. At year’s end, the largest 10 companies in the S&P 500 Index made up 27.4% of the index’s value, compared with 22.7% at the end of 2019 and 21.0% at the end of 2018.

For the six months ended December 31, 2020, the Russell 2000 Index returned 37.9%, the Russell Mid Cap Index returned 28.9% and the Russell 1000 Index returned 24.5%. The S&P 500 Index posted a total return of 22.16%.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	32.21%
Russell 3000 Growth Index	26.86%

Net Assets as of 12/31/2020 (In Thousands)	$14,286,136

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, outperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2020. The Fund’s security selection in the information technology sector and its security selection and overweight position in the consumer discretionary sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the health care and communication services sector was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Tesla Inc., Enphase Energy Inc. and Trade Desk Inc. Shares of Tesla, a producer of electric vehicles and energy storage systems, rose after the company was included in the S&P 500 Index. Shares of Enphase Energy, a provider of systems to the solar energy sector, rose amid better-than-expected earnings and investor expectations that the incoming Biden administration would seek increased investment in renewable energy. Shares of Trade Desk, a provider of an online platform for buyers of advertising, rose after reporting better-than-expected earnings amid increased adoption of the company’s technology by the world’s largest advertisers.

Leading individual detractors from relative performance included the Fund’s underweight position in Apple Inc. and its overweight positions in Regeneron Pharmaceuticals Inc. and Splunk Inc. Shares of Apple, an information technology conglomerate, rose amid general investor demand for large capitalization stocks, better-than-expected quarterly earnings and investor expectations for the company’s planned 5G smartphone. Shares of Regeneron Pharmaceuticals, a drug development company, fell as the U.S. approval of multiple vaccines against Covid-19 reduced demand for alternative therapies for the virus. Shares of Splunk, a software developer, fell after the company reported lower-than-expected results for its fiscal third quarter and lowered its fiscal fourth quarter forecast

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Apple, Inc.	6.9%
2.	Microsoft Corp.	6.2
3.	Amazon.com, Inc.	6.1
4.	Tesla, Inc.	4.0
5.	Alphabet, Inc., Class C	2.6
6.	UnitedHealth Group, Inc.	2.3
7.	PayPal Holdings, Inc.	2.1
8.	Mastercard, Inc., Class A	2.1
9.	NVIDIA Corp.	2.0
10.	QUALCOMM, Inc.	2.0

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	40.7%
Consumer Discretionary	19.1
Health Care	14.8
Industrials	8.7
Communication Services	7.1
Financials	5.0
Consumer Staples	1.0
Materials	0.5
Short-Term Investments	3.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2020. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge**		25.27%	45.19%	21.53%	17.88%
Without Sales Charge		32.21	53.25	22.84	18.52
CLASS C SHARES	May 1, 2006
With CDSC***		30.93	51.51	22.24	18.06
Without CDSC		31.93	52.51	22.24	18.06
CLASS I SHARES	May 1, 2006	32.44	53.66	23.14	18.78
CLASS R2 SHARES	July 31, 2017	32.08	52.89	22.53	18.22
CLASS R3 SHARES	May 31, 2017	32.27	53.25	22.85	18.52
CLASS R4 SHARES	May 31, 2017	32.41	53.62	23.15	18.82
CLASS R5 SHARES	January 8, 2009	32.56	53.87	23.31	18.99
CLASS R6 SHARES	December 23, 2013	32.57	54.00	23.45	19.08

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/10 TO 12/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different to those shown because Class R4 Shares have different expenses to Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 22, 2013 and Class I Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from December 31, 2010 to December 31, 2020. The performance of the

Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	28.60%
Russell Midcap Index	28.86%

Net Assets as of 12/31/2020 (In Thousands)	$2,027,207

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2020. The Fund’s security selection in the health care and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology sector and its underweight position in the consumer staples sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight position in Splunk Inc. and its underweight positions in Freeport-McMoRan Inc. and Align Technology Inc. Shares of Splunk, a software developer, fell after the company reported lower-than-expected results for its fiscal third quarter and lowered its fiscal fourth-quarter forecast. Shares of Freeport-McMoRan, a mining company, rose amid investor expectations for accelerating global demand for copper and after the company reported better-than-expected earnings and revenue for the third quarter of 2020. Shares of Align Technologies, a manufacturer of orthodontics and dentistry products, rose amid continued growth in sales of its Invisalign product.

Leading individual contributors to relative performance included the Fund’s overweight positions in Enphase Energy Inc., Trade Desk Inc. and Generac Holdings Inc. Shares of Enphase Energy, a provider of systems to the solar energy sector, rose amid better-than-expected earnings and investor expectations that the incoming Biden administration would seek increased investment in renewable energy. Shares of Trade Desk, a provider of an online platform for buyers of advertising, rose after reporting better-than-expected earnings amid increased adoption of the company’s technology by the world’s largest advertisers. Shares of Generac Holdings, a manufacturer of power generators, rose amid increased consumer demand for residential back-up electricity generators.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Synopsys, Inc.	1.3%
2.	Amphenol Corp., Class A	1.2
3.	AMETEK, Inc.	1.1
4.	ITT, Inc.	1.1
5.	Trade Desk, Inc. (The), Class A	1.0
6.	Keysight Technologies, Inc.	1.0
7.	Carlisle Cos., Inc.	1.0
8.	Fortune Brands Home & Security, Inc.	0.9
9.	Cigna Corp.	0.9
10.	Ball Corp.	0.9

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	21.2%
Financials	13.7
Industrials	13.6
Health Care	13.3
Consumer Discretionary	11.6
Communication Services	5.8
Real Estate	5.2
Utilities	3.9
Materials	3.5
Consumer Staples	2.5
Energy	1.8
Short-Term Investments	3.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2020. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge**		21.71%	15.91%	12.72%	12.35%
Without Sales Charge		28.46	22.35	13.94	12.95
CLASS C SHARES	November 2, 2009
With CDSC***		27.13	20.74	13.37	12.50
Without CDSC		28.13	21.74	13.37	12.50
CLASS I SHARES	January 1, 1997	28.60	22.63	14.26	13.32
CLASS R2 SHARES	March 14, 2014	28.29	22.04	13.65	12.76
CLASS R5 SHARES	March 14, 2014	28.73	22.83	14.41	13.41
CLASS R6 SHARES	March 14, 2014	28.80	22.97	14.51	13.47

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/10 TO 12/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares from December 31, 2009 to March 13, 2014. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from December 31, 2010 to December 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	32.61%
Russell Midcap Growth Index	30.18%

Net Assets as of 12/31/2020 (In Thousands)	$7,795,164

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2020. The Fund’s security selection in the information technology sector and its underweight position in the consumer staples sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the health care and communication services sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Enphase Energy Inc., Trade Desk Inc. and Generac Holdings Inc. Shares of Enphase Energy, a provider of systems to the solar energy sector, rose amid better-than-expected earnings and investor expectations that the incoming Biden administration would seek increased investment in renewable energy. Shares of Trade Desk, a provider of an online platform for buyers of advertising, rose after reporting better-than-expected earnings amid increased adoption of the company’s technology by the world’s largest advertisers. Shares of Generac Holdings, a manufacturer of power generators, rose amid increased consumer demand for residential back-up electricity generators.

Leading individual detractors from relative performance included the Fund’s underweight positions in Align Technology Inc., Immunogen Inc. and Roku Inc. Shares of Align Technologies, a manufacturer of orthodontics and dentistry products that was not held in the Fund, rose amid continued growth in sales of its Invisalign product. Shares of Immunogen, a drug development company not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2020. Shares of Roku, a digital entertainment streaming platform provider, rose on increased for consumer demand for at-home entertainment amid the pandemic.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Trade Desk, Inc. (The), Class A	1.9%
2.	Spotify Technology SA	1.7
3.	O’Reilly Automotive, Inc.	1.6
4.	Enphase Energy, Inc.	1.6
5.	Synopsys, Inc.	1.6
6.	Match Group, Inc.	1.5
7.	Crowdstrike Holdings, Inc., Class A	1.5
8.	RingCentral, Inc., Class A	1.4
9.	Roku, Inc.	1.4
10.	Take-Two Interactive Software, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	33.3%
Health Care	19.4
Industrials	14.9
Consumer Discretionary	12.9
Communication Services	7.4
Financials	6.0
Materials	1.4
Consumer Staples	0.6
Short-Term Investments	4.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2020. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		25.44%	40.01%	18.90%	15.30%
Without Sales Charge		32.40	47.77	20.19	15.92
CLASS C SHARES	November 4, 1997
With CDSC***		31.05	45.99	19.59	15.46
Without CDSC		32.05	46.99	19.59	15.46
CLASS I SHARES	March 2, 1989	32.61	48.26	20.57	16.29
CLASS R2 SHARES	June 19, 2009	32.24	47.42	19.92	15.70
CLASS R3 SHARES	September 9, 2016	32.41	47.77	20.19	15.93
CLASS R4 SHARES	September 9, 2016	32.56	48.17	20.50	16.22
CLASS R5 SHARES	November 1, 2011	32.70	48.46	20.74	16.44
CLASS R6 SHARES	November 1, 2011	32.74	48.51	20.79	16.49

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/10 TO 12/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from December 31, 2010 to December 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	24.64%
Russell Midcap Value Index	28.14%

Net Assets as of 12/31/2020 (In Thousands)	$14,648,786

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2020. The Fund’s security selection in the consumer discretionary and health care sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s overweight position in the financials sector and its security selection in the real estate sector were contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in AutoZone Inc. and AmerisourceBergen Corp. and its underweight position in Freeport-McMoRan Inc. Shares of AutoZone, an automotive parts retailer, underperformed the broader market after the company reported lower-than-expected sales for its fiscal first quarter. Shares of AmerisourceBergen, a drug and health care products distributor, fell along with those of its sector peers after Amazon.com Inc. unveiled plans to launch a pharmacy services business. Shares of Freeport-McMoRan, a mining company, rose amid investor expectations for accelerating global demand for copper and after the company reported better-than-expected earnings and revenue for the third quarter of 2020.

Leading individual contributors to relative performance included the Fund’s overweight positions in Middleby Corp., Universal Health Services Inc. and Kohl’s Corp. Shares of Middleby, a food service equipment manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2020. Shares of Universal Health Services, an operator of hospitals and health care centers, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2020. Shares of Kohl’s, a department store chain, rose after the company reported better-than-expected earnings for the third quarter of 2020.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Ameriprise Financial, Inc.	1.7%
2.	Loews Corp.	1.7
3.	Xcel Energy, Inc.	1.6
4.	T. Rowe Price Group, Inc.	1.5
5.	Zimmer Biomet Holdings, Inc.	1.5
6.	M&T Bank Corp.	1.5
7.	WEC Energy Group, Inc.	1.5
8.	Fifth Third Bancorp	1.4
9.	ITT, Inc.	1.4
10.	Laboratory Corp. of America Holdings	1.4

PORTFOLIO COMPOSITION BY SECTOR***
Financials	22.0%
Industrials	12.7
Real Estate	10.6
Consumer Discretionary	10.2
Information Technology	9.0
Utilities	7.9
Health Care	7.3
Materials	5.8
Consumer Staples	4.7
Communication Services	4.2
Energy	3.3
Short-Term Investments	2.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2020. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		17.82%	(5.33)%	6.23%	9.23%
Without Sales Charge		24.33	(0.07)	7.39	9.82
CLASS C SHARES	April 30, 2001
With CDSC***		23.00	(1.57)	6.85	9.37
Without CDSC		24.00	(0.57)	6.85	9.37
CLASS I SHARES	October 31, 2001	24.48	0.17	7.67	10.10
CLASS L SHARES	November 13, 1997	24.64	0.41	7.92	10.36
CLASS R2 SHARES	November 3, 2008	24.20	(0.32)	7.12	9.54
CLASS R3 SHARES	September 9, 2016	24.35	(0.06)	7.39	9.82
CLASS R4 SHARES	September 9, 2016	24.52	0.17	7.66	10.09
CLASS R5 SHARES	September 9, 2016	24.63	0.34	7.84	10.32
CLASS R6 SHARES	September 9, 2016	24.68	0.43	7.93	10.37

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/10 TO 12/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been similar to those shown because Class R6 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap Value Index from December 31, 2010 to December 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	23.52%
Russell 3000 Value Index	23.56%

Net Assets as of 12/31/2020 (In Thousands)	$9,258,584

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2020. The Fund’s underweight position in the industrials sector and its overweight position in the energy sector were leading detractors from performance relative to the Benchmark, while the Fund’s overweight position and security selection in the financials sector and its security selection in the information technology sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Walt Disney Co. and its overweight positions in AutoZone Inc. and Energizer Holdings Inc. Shares of Walt Disney, an entertainment conglomerate, rose amid increased consumer demand for its online streaming entertainment. Shares of AutoZone, an automotive parts retailer, underperformed the broader market after the company reported lower-than-expected sales for its fiscal first quarter. Shares of Energizer Holdings, a batteries and lighting manufacturer, fell after the company reported lower-than-expected earnings and cash flow for its fiscal fourth quarter.

Leading individual contributors to relative performance included the Fund’s underweight positions in Intel Corp. and AT&T Inc. and its overweight position in Capital One Financial Corp. Shares of Intel, a semiconductor manufacturer, fell after news reports that large technology companies would develop their own semiconductors rather than buy them from Intel and other sources. Shares of AT&T, a telecommunications and entertainment provider, fell amid investor concerns about the company’s planned auction of its DirectTV unit. Shares of Capital One Financial, a banking and financial services company, rose amid improvement in its credit card business during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Bank of America Corp.	3.8%
2.	Berkshire Hathaway, Inc., Class B	2.5
3.	Capital One Financial Corp.	2.1
4.	Loews Corp.	2.1
5.	AbbVie, Inc.	1.9
6.	Verizon Communications, Inc.	1.8
7.	Wells Fargo & Co.	1.8
8.	Johnson & Johnson	1.7
9.	Travelers Cos., Inc. (The)	1.7
10.	Bristol-Myers Squibb Co.	1.7

PORTFOLIO COMPOSITION BY SECTOR***
Financials	30.9%
Health Care	11.5
Consumer Discretionary	8.2
Industrials	8.2
Real Estate	7.4
Communication Services	7.1
Energy	6.1
Consumer Staples	5.2
Information Technology	5.1
Utilities	4.5
Materials	4.2
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2020. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge**		16.75%	(7.17)%	7.13%	9.14%
Without Sales Charge		23.23	(2.02)	8.29	9.73
CLASS C SHARES	February 28, 2005
With CDSC***		21.96	(3.50)	7.75	9.29
Without CDSC		22.96	(2.50)	7.75	9.29
CLASS I SHARES	February 28, 2005	23.39	(1.77)	8.55	10.00
CLASS L SHARES	February 28, 2005	23.52	(1.60)	8.76	10.25
CLASS R2 SHARES	July 31, 2017	23.08	(2.26)	8.02	9.45
CLASS R3 SHARES	September 9, 2016	23.24	(1.99)	8.29	9.73
CLASS R4 SHARES	September 9, 2016	23.43	(1.76)	8.56	10.01
CLASS R5 SHARES	September 9, 2016	23.52	(1.61)	8.74	10.24
CLASS R6 SHARES	September 9, 2016	23.57	(1.52)	8.83	10.28

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/10 TO 12/31/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different to those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000

Value Index from December 31, 2010 to December 31, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%

Automobiles — 4.5%

Tesla, Inc. *	829	584,859

Thor Industries, Inc.	689	64,043

		648,902

Banks — 0.9%

First Republic Bank	854	125,406

Biotechnology — 4.2%

Alnylam Pharmaceuticals, Inc. *	451	58,666

Amgen, Inc.	878	201,845

Exact Sciences Corp. *	958	126,881

Exelixis, Inc. *	3,562	71,491

Regeneron Pharmaceuticals, Inc. *	288	138,926

		597,809

Building Products — 1.9%

Fortune Brands Home & Security, Inc.	1,363	116,840

Trane Technologies plc	1,105	160,417

		277,257

Capital Markets — 3.3%

BlackRock, Inc.	163	117,416

Blackstone Group, Inc. (The), Class A	1,621	105,032

Charles Schwab Corp. (The)	2,823	149,755

S&P Global, Inc.	287	94,205

		466,408

Commercial Services & Supplies — 0.8%

Copart, Inc. *	879	111,805

Electrical Equipment — 1.8%

AMETEK, Inc.	890	107,659

Generac Holdings, Inc. *	683	155,303

		262,962

Electronic Equipment, Instruments & Components — 2.5%

Amphenol Corp., Class A	608	79,501

Keysight Technologies, Inc. *	997	131,671

Zebra Technologies Corp., Class A *	387	148,721

		359,893

Entertainment — 2.8%

Netflix, Inc. *	282	152,621

Spotify Technology SA *	342	107,597

Take-Two Interactive Software, Inc. *	657	136,509

		396,727

Health Care Equipment & Supplies — 2.3%

DexCom, Inc. *	317	117,352

Insulet Corp. *	227	57,965

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — continued

Intuitive Surgical, Inc. *	190	155,818

		331,135

Health Care Providers & Services — 3.0%

McKesson Corp.	532	92,580

UnitedHealth Group, Inc.	963	337,718

		430,298

Health Care Technology — 0.6%

Teladoc Health, Inc. * (a)	396	79,194

Hotels, Restaurants & Leisure — 1.0%

Airbnb, Inc., Class A *	393	57,735

Las Vegas Sands Corp.	1,514	90,234

		147,969

Household Durables — 0.9%

Garmin Ltd. (a)	1,103	131,980

Insurance — 1.0%

Progressive Corp. (The)	1,403	138,728

Interactive Media & Services — 4.4%

Alphabet, Inc., Class C *	220	384,765

Facebook, Inc., Class A *	653	178,352

Zillow Group, Inc., Class C * (a)	519	67,401

		630,518

Internet & Direct Marketing Retail — 7.3%

Amazon.com, Inc. *	273	889,513

Booking Holdings, Inc. *	69	153,386

		1,042,899

IT Services — 8.0%

Booz Allen Hamilton Holding Corp.	1,488	129,681

Global Payments, Inc.	858	184,800

Mastercard, Inc., Class A	856	305,451

MongoDB, Inc. * (a)	290	104,151

PayPal Holdings, Inc. *	1,309	306,603

Snowflake, Inc., Class A * (a)	147	41,264

Twilio, Inc., Class A *	197	66,522

		1,138,472

Life Sciences Tools & Services — 2.0%

Mettler-Toledo International, Inc. *	118	134,755

Thermo Fisher Scientific, Inc.	312	145,374

		280,129

Machinery — 1.9%

Ingersoll Rand, Inc. *	2,423	110,376

Stanley Black & Decker, Inc.	870	155,371

		265,747

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Metals & Mining — 0.5%

Freeport-McMoRan, Inc.	2,835	73,757

Personal Products — 1.1%

Estee Lauder Cos., Inc. (The), Class A	564	150,135

Pharmaceuticals — 3.0%

Catalent, Inc. *	1,294	134,675

Horizon Therapeutics plc *	1,169	85,507

Jazz Pharmaceuticals plc * (a)	567	93,573

Royalty Pharma plc, Class A (a)	2,187	109,455

		423,210

Professional Services — 1.2%

FTI Consulting, Inc. *	754	84,252

IHS Markit Ltd.	1,037	93,159

		177,411

Road & Rail — 1.2%

Old Dominion Freight Line, Inc.	510	99,446

Uber Technologies, Inc. *	1,373	70,017

		169,463

Semiconductors & Semiconductor Equipment — 11.1%

Advanced Micro Devices, Inc. *	2,401	220,157

Enphase Energy, Inc. *	941	165,162

Entegris, Inc.	1,372	131,850

Lam Research Corp.	393	185,399

Microchip Technology, Inc.	722	99,647

NVIDIA Corp.	562	293,390

QUALCOMM, Inc.	1,872	285,157

SolarEdge Technologies, Inc. * (a)	406	129,479

Teradyne, Inc.	665	79,725

		1,589,966

Software — 12.7%

Cadence Design Systems, Inc. *	682	92,996

Crowdstrike Holdings, Inc., Class A *	652	138,095

Five9, Inc. *	377	65,814

HubSpot, Inc. *	221	87,479

Microsoft Corp.	4,030	896,290

ServiceNow, Inc. *	243	133,567

Synopsys, Inc. *	465	120,598

Trade Desk, Inc. (The), Class A *	242	193,830

Zscaler, Inc. *	462	92,350

		1,821,019

Specialty Retail — 4.2%

CarMax, Inc. * (a)	929	87,776

Home Depot, Inc. (The)	814	216,316

INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued

National Vision Holdings, Inc. *	1,128	51,073

O’Reilly Automotive, Inc. *	217	98,421

Tractor Supply Co.	1,039	146,004

		599,590

Technology Hardware, Storage & Peripherals — 7.1%

Apple, Inc.	7,609	1,009,628

Textiles, Apparel & Luxury Goods — 1.4%

NIKE, Inc., Class B	1,451	205,333

Total Common Stocks (Cost $6,598,078)		14,083,750

Short-Term Investments — 3.1%

Investment Companies — 1.6%

JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (b) (c) (Cost $226,755)	226,661	226,774

Investment of Cash Collateral from Securities Loaned — 1.5%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (b) (c)	109,703	109,714

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	109,310	109,310

Total Investment of Cash Collateral from Securities Loaned (Cost $219,024)		219,024

Total Short-Term Investments (Cost $445,779)		445,798

Total Investments — 101.7% (Cost $7,043,857)		14,529,548
Liabilities in Excess of Other Assets — (1.7)%		(243,412)

NET ASSETS — 100.0%		14,286,136

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 is approximately $210,429,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2020.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%

Aerospace & Defense — 0.3%

HEICO Corp., Class A	60	7,062

Airlines — 0.3%

Southwest Airlines Co.	144	6,711

Auto Components — 0.2%

BorgWarner, Inc. (a)	102	3,946

Automobiles — 0.2%

Thor Industries, Inc.	43	4,017

Banks — 4.6%

Citizens Financial Group, Inc.	346	12,363

Fifth Third Bancorp	528	14,569

First Republic Bank	108	15,886

Huntington Bancshares, Inc.	689	8,703

M&T Bank Corp.	117	14,887

Regions Financial Corp.	694	11,189

TCF Financial Corp.	222	8,224

Zions Bancorp NA	156	6,781

		92,602

Beverages — 1.1%

Constellation Brands, Inc., Class A	76	16,618

Keurig Dr Pepper, Inc. (a)	171	5,463

		22,081

Biotechnology — 2.5%

Agios Pharmaceuticals, Inc. * (a)	89	3,867

Alnylam Pharmaceuticals, Inc. *	56	7,308

Exact Sciences Corp. *	93	12,385

Exelixis, Inc. *	301	6,049

Intercept Pharmaceuticals, Inc. *(a)	22	542

Ionis Pharmaceuticals, Inc. *	62	3,483

Neurocrine Biosciences, Inc. *	53	5,090

Sarepta Therapeutics, Inc. *	27	4,518

Seagen, Inc. *	44	7,706

		50,948

Building Products — 1.9%

Fortune Brands Home & Security, Inc.	224	19,220

Trane Technologies plc	76	11,092

Trex Co., Inc. * (a)	95	7,953

		38,265

Capital Markets — 5.1%

Ameriprise Financial, Inc.	91	17,699

Blackstone Group, Inc. (The), Class A	86	5,554

Charles Schwab Corp. (The)	190	10,072

Evercore, Inc., Class A	53	5,778

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued

MarketAxess Holdings, Inc.	16	9,129

MSCI, Inc.	22	9,941

Northern Trust Corp.	123	11,422

Raymond James Financial, Inc.	141	13,445

S&P Global, Inc.	14	4,580

T. Rowe Price Group, Inc.	102	15,476

		103,096

Chemicals — 0.9%

Celanese Corp.	59	7,726

Sherwin-Williams Co. (The)	15	10,981

		18,707

Commercial Services & Supplies — 0.7%

Copart, Inc. *	107	13,665

Communications Equipment — 0.8%

CommScope Holding Co., Inc. *	272	3,644

Motorola Solutions, Inc.	77	13,127

		16,771

Construction Materials — 0.6%

Martin Marietta Materials, Inc.	43	12,269

Consumer Finance — 0.4%

Discover Financial Services	101	9,098

Containers & Packaging — 1.8%

Ball Corp.	195	18,130

Packaging Corp. of America	55	7,636

Pactiv Evergreen, Inc. *	128	2,326

Silgan Holdings, Inc.	243	9,009

		37,101

Distributors — 0.4%

Genuine Parts Co.	62	6,244

LKQ Corp. *	69	2,418

		8,662

Diversified Financial Services — 0.1%

Voya Financial, Inc.	40	2,349

Electric Utilities — 2.0%

Edison International	188	11,810

Entergy Corp.	126	12,585

Xcel Energy, Inc.	239	15,902

		40,297

Electrical Equipment — 2.8%

Acuity Brands, Inc. (a)	76	9,262

AMETEK, Inc.	181	21,921

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electrical Equipment — continued

Generac Holdings, Inc. *	57	12,958

Hubbell, Inc.	75	11,763

		55,904

Electronic Equipment, Instruments & Components — 4.0%

Amphenol Corp., Class A	185	24,242

CDW Corp.	73	9,651

Keysight Technologies, Inc. *	152	20,025

Littelfuse, Inc.	20	4,991

SYNNEX Corp.	99	8,022

Zebra Technologies Corp., Class A *	36	13,964

		80,895

Entertainment — 2.3%

Roku, Inc. *	44	14,476

Spotify Technology SA *	55	17,349

Take-Two Interactive Software, Inc. *	69	14,271

		46,096

Equity Real Estate Investment Trusts (REITs) — 4.5%

American Campus Communities, Inc.	87	3,708

American Homes 4 Rent, Class A	267	8,017

AvalonBay Communities, Inc.	66	10,509

Boston Properties, Inc.	98	9,219

Brixmor Property Group, Inc.	307	5,081

Essex Property Trust, Inc.	22	5,128

Federal Realty Investment Trust	55	4,699

Host Hotels & Resorts, Inc.	135	1,972

JBG SMITH Properties	123	3,857

Kimco Realty Corp.	368	5,530

Outfront Media, Inc.	152	2,972

Rayonier, Inc.	274	8,050

Regency Centers Corp.	85	3,885

Ventas, Inc.	86	4,194

Weyerhaeuser Co.	277	9,300

WP Carey, Inc.	68	4,780

		90,901

Food & Staples Retailing — 0.7%

Kroger Co. (The)	267	8,482

US Foods Holding Corp. *	167	5,563

		14,045

Food Products — 0.5%

Post Holdings, Inc. *	92	9,286

Gas Utilities — 0.5%

National Fuel Gas Co.	243	9,979

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — 2.5%

Cooper Cos., Inc. (The)	19	6,849

DexCom, Inc. *	19	7,047

Insulet Corp. *	38	9,722

ResMed, Inc.	60	12,698

Zimmer Biomet Holdings, Inc.	99	15,273

		51,589

Health Care Providers & Services — 4.9%

Acadia Healthcare Co., Inc. *	82	4,107

Amedisys, Inc. *	30	8,859

AmerisourceBergen Corp.	103	10,100

Centene Corp. *	103	6,153

Cigna Corp.	87	18,203

Henry Schein, Inc. * (a)	111	7,430

Humana, Inc.	10	4,023

Laboratory Corp. of America Holdings *	68	13,897

McKesson Corp.	77	13,322

Universal Health Services, Inc., Class B	91	12,533

		98,627

Health Care Technology — 1.1%

Teladoc Health, Inc. * (a)	55	10,986

Veeva Systems, Inc., Class A *	41	11,128

		22,114

Hotels, Restaurants & Leisure — 1.3%

Airbnb, Inc., Class A *	28	4,041

Chipotle Mexican Grill, Inc. *	9	12,679

Darden Restaurants, Inc. (a)	34	4,105

Las Vegas Sands Corp.	100	5,936

		26,761

Household Durables — 2.2%

Garmin Ltd.	67	8,042

Helen of Troy Ltd. *	42	9,265

Mohawk Industries, Inc. *	81	11,369

Newell Brands, Inc.	505	10,721

NVR, Inc. *	1	4,239

		43,636

Household Products — 0.3%

Energizer Holdings, Inc.	167	7,050

Industrial Conglomerates — 1.0%

Carlisle Cos., Inc.	128	19,977

Insurance — 3.8%

Alleghany Corp.	11	6,522

Hartford Financial Services Group, Inc. (The)	245	12,008

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Insurance — continued

Lincoln National Corp.	135	6,805

Loews Corp.	395	17,785

Marsh & McLennan Cos., Inc.	70	8,247

Progressive Corp. (The)	147	14,528

Selectquote, Inc. * (a)	144	2,982

WR Berkley Corp.	109	7,271

		76,148

Interactive Media & Services — 1.8%

InterActiveCorp. *	33	6,268

Match Group, Inc. *	105	15,886

Pinterest, Inc., Class A *	129	8,521

Zillow Group, Inc., Class C *	50	6,464

		37,139

Internet & Direct Marketing Retail — 1.0%

Booking Holdings, Inc. *	3	7,127

Chewy, Inc., Class A * (a)	89	7,973

Expedia Group, Inc.	41	5,469

		20,569

IT Services — 4.0%

Booz Allen Hamilton Holding Corp.	134	11,678

Concentrix Corp. *	55	5,450

Global Payments, Inc.	54	11,698

Jack Henry & Associates, Inc.	22	3,509

Leidos Holdings, Inc.	44	4,643

MongoDB, Inc. *	29	10,233

Okta, Inc. * (a)	45	11,446

Snowflake, Inc., Class A * (a)	10	2,673

Square, Inc., Class A *	29	6,224

Twilio, Inc., Class A *	38	12,795

		80,349

Leisure Products — 0.2%

Brunswick Corp.	63	4,818

Life Sciences Tools & Services — 0.9%

Maravai LifeSciences Holdings, Inc., Class A * (a)	226	6,340

Mettler-Toledo International, Inc. *	10	11,169

		17,509

Machinery — 4.3%

IDEX Corp.	57	11,328

Ingersoll Rand, Inc. *	174	7,915

ITT, Inc.	283	21,791

Lincoln Electric Holdings, Inc.	106	12,364

Middleby Corp. (The) *	93	11,982

INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued

Snap-on, Inc.	56	9,619

Stanley Black & Decker, Inc.	51	9,095

Timken Co. (The)	27	2,110

		86,204

Media — 1.8%

Discovery, Inc., Class C *	435	11,390

Liberty Broadband Corp., Class C *	73	11,485

Liberty Media Corp.-Liberty SiriusXM, Class C *	316	13,735

		36,610

Metals & Mining — 0.3%

Freeport-McMoRan, Inc.	196	5,100

Multiline Retail — 0.5%

Kohl’s Corp.	146	5,956

Nordstrom, Inc. (a)	119	3,724

		9,680

Multi-Utilities — 1.5%

CMS Energy Corp.	207	12,650

Sempra Energy	28	3,597

WEC Energy Group, Inc.	158	14,534

		30,781

Oil, Gas & Consumable Fuels — 1.8%

Cabot Oil & Gas Corp. (a)	370	6,025

Diamondback Energy, Inc.	313	15,140

EQT Corp.	322	4,093

Equitrans Midstream Corp.	390	3,136

Williams Cos., Inc. (The)	404	8,094

		36,488

Pharmaceuticals — 1.7%

Catalent, Inc. *	88	9,133

Horizon Therapeutics plc *	158	11,536

Jazz Pharmaceuticals plc *	44	7,294

Royalty Pharma plc, Class A	146	7,312

		35,275

Professional Services — 1.9%

CoStar Group, Inc. *	10	9,424

Equifax, Inc.	67	12,863

FTI Consulting, Inc. *	47	5,301

IHS Markit Ltd.	122	10,982

		38,570

Real Estate Management & Development — 0.8%

CBRE Group, Inc., Class A *	206	12,914

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Real Estate Management & Development — continued

Cushman & Wakefield plc * (a)	210	3,120

		16,034

Road & Rail — 0.8%

Lyft, Inc., Class A *	127	6,216

Old Dominion Freight Line, Inc.	52	10,151

		16,367

Semiconductors & Semiconductor Equipment — 5.4%

Advanced Micro Devices, Inc. *	105	9,672

Analog Devices, Inc.	77	11,361

Cree, Inc. *	36	3,759

Enphase Energy, Inc. *	96	16,810

Entegris, Inc.	122	11,714

Lam Research Corp.	20	9,564

Microchip Technology, Inc.	83	11,507

SolarEdge Technologies, Inc. * (a)	39	12,478

Teradyne, Inc.	100	11,989

Xilinx, Inc.	77	10,945

		109,799

Software — 7.5%

Cadence Design Systems, Inc. *	100	13,697

Coupa Software, Inc. *	25	8,473

Crowdstrike Holdings, Inc., Class A *	73	15,382

DocuSign, Inc. *	49	10,804

Five9, Inc. *	52	9,138

HubSpot, Inc. *	31	12,250

RingCentral, Inc., Class A *	40	15,080

Splunk, Inc. * (a)	67	11,369

Synopsys, Inc. *	101	26,122

Trade Desk, Inc. (The), Class A *	25	20,101

Zscaler, Inc. *	47	9,438

		151,854

Specialty Retail — 4.5%

AutoZone, Inc. *	12	13,655

Best Buy Co., Inc.	124	12,328

Burlington Stores, Inc. *	37	9,797

CarMax, Inc. * (a)	64	6,017

Gap, Inc. (The)	370	7,470

National Vision Holdings, Inc. *	127	5,730

O’Reilly Automotive, Inc. *	38	17,242

Tractor Supply Co.	81	11,414

Ulta Beauty, Inc. *	30	8,615

		92,268

INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.2%

Carter’s, Inc. (a)	71	6,716

Lululemon Athletica, Inc. *	25	8,571

Ralph Lauren Corp.	96	9,930

		25,217

Total Common Stocks (Cost $1,139,918)		1,991,286

Short-Term Investments — 4.0%

Investment Companies — 1.7%

JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (b) (c) (Cost $34,415)	34,404	34,422

Investment of Cash Collateral from Securities Loaned — 2.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (b) (c)	33,990	33,993

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	12,355	12,355

Total Investment of Cash Collateral from Securities Loaned (Cost $46,348)		46,348

Total Short-Term Investments (Cost $80,763)		80,770

Total Investments — 102.2% (Cost $1,220,681)		2,072,056
Liabilities in Excess of Other Assets — (2.2)%		(44,849)

NET ASSETS — 100.0%		2,027,207

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 is approximately $44,647,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2020.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%

Aerospace & Defense — 0.7%

HEICO Corp., Class A	460	53,869

Automobiles — 0.4%

Thor Industries, Inc. (a)	330	30,656

Banks — 0.8%

First Republic Bank	436	64,047

Beverages — 0.6%

Constellation Brands, Inc., Class A	201	44,117

Biotechnology — 5.0%

Agios Pharmaceuticals, Inc. *	682	29,547

Alnylam Pharmaceuticals, Inc. *	429	55,718

Exact Sciences Corp. *	713	94,452

Exelixis, Inc. *	2,300	46,165

Intercept Pharmaceuticals, Inc. * (a)	170	4,208

Ionis Pharmaceuticals, Inc. *	459	25,974

Neurocrine Biosciences, Inc. * (a)	405	38,858

Sarepta Therapeutics, Inc. * (a)	202	34,490

Seagen, Inc. *	336	58,865

		388,277

Building Products — 2.7%

Fortune Brands Home & Security, Inc.	774	66,356

Trane Technologies plc	583	84,672

Trex Co., Inc. * (a)	725	60,671

		211,699

Capital Markets — 4.4%

Blackstone Group, Inc. (The), Class A	654	42,379

Charles Schwab Corp. (The)	1,449	76,855

Evercore, Inc., Class A	403	44,141

MarketAxess Holdings, Inc.	122	69,494

MSCI, Inc.	170	75,821

S&P Global, Inc.	107	35,020

		343,710

Commercial Services & Supplies — 1.3%

Copart, Inc. *	819	104,230

Containers & Packaging — 1.0%

Ball Corp.	821	76,459

Electrical Equipment — 2.1%

AMETEK, Inc.	557	67,303

Generac Holdings, Inc. *	435	98,901

		166,204

Electronic Equipment, Instruments & Components — 4.0%

Amphenol Corp., Class A	651	85,071

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued

Keysight Technologies, Inc. *	638	84,207

Littelfuse, Inc.	149	38,021

Zebra Technologies Corp., Class A *	277	106,382

		313,681

Entertainment — 4.5%

Roku, Inc. *	332	110,330

Spotify Technology SA *	421	132,315

Take-Two Interactive Software, Inc. *	524	108,840

		351,485

Health Care Equipment & Supplies — 3.6%

Cooper Cos., Inc. (The)	144	52,391

DexCom, Inc. *	146	53,868

Insulet Corp. *	290	74,235

ResMed, Inc.	456	96,906

		277,400

Health Care Providers & Services — 4.0%

Acadia Healthcare Co., Inc. *	624	31,359

Amedisys, Inc. *	230	67,525

Centene Corp. *	782	46,950

Cigna Corp.	308	64,078

McKesson Corp.	585	101,656

		311,568

Health Care Technology — 2.2%

Teladoc Health, Inc. * (a)	419	83,828

Veeva Systems, Inc., Class A *	312	84,929

		168,757

Hotels, Restaurants & Leisure — 2.2%

Airbnb, Inc., Class A *	211	30,909

Chipotle Mexican Grill, Inc. *	70	96,653

Las Vegas Sands Corp.	760	45,296

		172,858

Household Durables — 2.1%

Garmin Ltd.	513	61,330

Helen of Troy Ltd. *	318	70,701

NVR, Inc. *	8	31,007

		163,038

Industrial Conglomerates — 0.6%

Carlisle Cos., Inc.	311	48,510

Insurance — 0.9%

Progressive Corp. (The)	454	44,921

Selectquote, Inc. * (a)	1,098	22,773

		67,694

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Interactive Media & Services — 3.0%

Match Group, Inc. *	802	121,235

Pinterest, Inc., Class A *	987	65,023

Zillow Group, Inc., Class C * (a)	380	49,350

		235,608

Internet & Direct Marketing Retail — 1.5%

Booking Holdings, Inc. *	25	54,791

Chewy, Inc., Class A * (a)	677	60,864

		115,655

IT Services — 6.5%

Booz Allen Hamilton Holding Corp.	1,022	89,089

Global Payments, Inc.	414	89,249

MongoDB, Inc. *	217	77,948

Okta, Inc. *	344	87,338

Snowflake, Inc., Class A * (a)	73	20,401

Square, Inc., Class A * (a)	218	47,446

Twilio, Inc., Class A *	289	97,691

		509,162

Leisure Products — 0.5%

Brunswick Corp.	482	36,763

Life Sciences Tools & Services — 1.7%

Maravai LifeSciences Holdings, Inc., Class A * (a)	1,725	48,388

Mettler-Toledo International, Inc. *	75	85,476

		133,864

Machinery — 2.4%

Ingersoll Rand, Inc. *	1,325	60,386

ITT, Inc.	756	58,258

Stanley Black & Decker, Inc.	388	69,353

		187,997

Metals & Mining — 0.5%

Freeport-McMoRan, Inc.	1,496	38,926

Pharmaceuticals — 3.5%

Catalent, Inc. *	670	69,685

Horizon Therapeutics plc *	1,203	87,985

Jazz Pharmaceuticals plc *	337	55,666

Royalty Pharma plc, Class A	1,115	55,791

		269,127

Professional Services — 3.8%

CoStar Group, Inc. *	78	71,909

Equifax, Inc.	509	98,059

FTI Consulting, Inc. * (a)	363	40,510

IHS Markit Ltd.	933	83,766

		294,244

INVESTMENTS	SHARES (000)	VALUE ($000)

Road & Rail — 1.6%

Lyft, Inc., Class A *	966	47,450

Old Dominion Freight Line, Inc.	397	77,398

		124,848

Semiconductors & Semiconductor Equipment — 9.6%

Advanced Micro Devices, Inc. *	805	73,799

Cree, Inc. *	271	28,688

Enphase Energy, Inc. *	731	128,198

Entegris, Inc.	930	89,383

Lam Research Corp.	155	73,008

Microchip Technology, Inc.	635	87,755

SolarEdge Technologies, Inc. *	298	95,130

Teradyne, Inc.	763	91,500

Xilinx, Inc.	589	83,446

		750,907

Software — 13.9%

Cadence Design Systems, Inc. *	766	104,533

Coupa Software, Inc. *	191	64,596

Crowdstrike Holdings, Inc., Class A *	554	117,327

DocuSign, Inc. *	371	82,407

Five9, Inc. *	386	67,231

HubSpot, Inc. *	235	93,322

RingCentral, Inc., Class A * (a)	304	115,093

Splunk, Inc. *	510	86,718

Synopsys, Inc. *	492	127,572

Trade Desk, Inc. (The), Class A *	191	153,312

Zscaler, Inc. *	361	72,075

		1,084,186

Specialty Retail — 5.8%

Burlington Stores, Inc. *	286	74,673

CarMax, Inc. * (a)	486	45,889

National Vision Holdings, Inc. *	965	43,723

O’Reilly Automotive, Inc. *	291	131,472

Tractor Supply Co.	620	87,117

Ulta Beauty, Inc. *	229	65,788

		448,662

Textiles, Apparel & Luxury Goods — 0.8%

Lululemon Athletica, Inc. *	188	65,430

Total Common Stocks (Cost $4,536,492)		7,653,638

Short-Term Investments — 4.2%

Investment Companies — 2.0%

JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (b) (c) (Cost $157,436)	157,374	157,453

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments —continued

Investment of Cash Collateral from Securities Loaned — 2.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (b) (c)	148,996	149,011

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	19,677	19,677

Total Investment of Cash Collateral from Securities Loaned (Cost $168,688)		168,688

Total Short-Term Investments (Cost $326,124)		326,141

Total Investments — 102.4% (Cost $4,862,616)		7,979,779
Liabilities in Excess of Other Assets — (2.4)%		(184,615)

NET ASSETS — 100.0%		7,795,164

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 is approximately $160,963,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2020.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%

Airlines — 0.7%

Southwest Airlines Co.	2,090	97,398

Auto Components — 0.4%

BorgWarner, Inc.	1,462	56,510

Banks — 8.5%

Citizens Financial Group, Inc.	5,151	184,194

Fifth Third Bancorp	7,716	212,719

First Republic Bank	745	109,479

Huntington Bancshares, Inc.	10,265	129,653

M&T Bank Corp.	1,698	216,188

Regions Financial Corp.	10,341	166,697

TCF Financial Corp.	3,310	122,520

Zions Bancorp NA	2,325	101,014

		1,242,464

Beverages — 1.7%

Constellation Brands, Inc., Class A	737	161,419

Keurig Dr Pepper, Inc. (a)	2,543	81,380

		242,799

Building Products — 1.1%

Fortune Brands Home & Security, Inc.	1,828	156,721

Capital Markets — 5.8%

Ameriprise Financial, Inc.	1,330	258,407

Northern Trust Corp.	1,827	170,176

Raymond James Financial, Inc.	2,094	200,310

T. Rowe Price Group, Inc.	1,485	224,754

		853,647

Chemicals — 1.9%

Celanese Corp.	881	114,444

Sherwin-Williams Co. (The)	217	159,428

		273,872

Communications Equipment — 1.7%

CommScope Holding Co., Inc. *	4,050	54,267

Motorola Solutions, Inc.	1,124	191,141

		245,408

Construction Materials — 1.3%

Martin Marietta Materials, Inc.	644	182,801

Consumer Finance — 0.9%

Discover Financial Services	1,497	135,540

Containers & Packaging — 2.7%

Ball Corp.	1,266	117,930

Packaging Corp. of America	811	111,798

Pactiv Evergreen, Inc. *	1,859	33,728

INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued

Silgan Holdings, Inc.	3,620	134,212

		397,668

Distributors — 0.9%

Genuine Parts Co.	890	89,371

LKQ Corp. *	1,003	35,359

		124,730

Diversified Financial Services — 0.2%

Voya Financial, Inc. (a)	592	34,826

Electric Utilities — 3.8%

Edison International	2,144	134,703

Entergy Corp.	1,869	186,566

Xcel Energy, Inc.	3,554	236,941

		558,210

Electrical Equipment — 3.4%

Acuity Brands, Inc. (a)	1,140	137,989

AMETEK, Inc.	1,613	195,109

Hubbell, Inc.	1,089	170,754

		503,852

Electronic Equipment, Instruments & Components — 4.0%

Amphenol Corp., Class A	1,446	189,151

CDW Corp.	1,067	140,608

Keysight Technologies, Inc. *	1,014	133,925

SYNNEX Corp.	1,421	115,726

		579,410

Equity Real Estate Investment Trusts (REITs) — 9.0%

American Campus Communities, Inc.	1,277	54,624

American Homes 4 Rent, Class A	3,852	115,570

AvalonBay Communities, Inc. (a)	944	151,505

Boston Properties, Inc.	1,401	132,421

Brixmor Property Group, Inc.	4,424	73,225

Essex Property Trust, Inc.	311	73,922

Federal Realty Investment Trust	797	67,879

Host Hotels & Resorts, Inc.	1,942	28,411

JBG SMITH Properties	1,777	55,580

Kimco Realty Corp.	5,310	79,710

Outfront Media, Inc.	2,189	42,815

Rayonier, Inc.	4,082	119,923

Regency Centers Corp.	1,224	55,787

Ventas, Inc.	1,274	62,465

Weyerhaeuser Co.	4,132	138,556

WP Carey, Inc.	1,009	71,196

		1,323,589

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Food & Staples Retailing — 1.4%

Kroger Co. (The)	3,979	126,359

US Foods Holding Corp. *	2,488	82,859

		209,218

Food Products — 0.9%

Post Holdings, Inc. *	1,370	138,342

Gas Utilities — 1.0%

National Fuel Gas Co. (a)	3,542	145,678

Health Care Equipment & Supplies — 1.5%

Zimmer Biomet Holdings, Inc.	1,439	221,799

Health Care Providers & Services — 5.9%

AmerisourceBergen Corp.	1,539	150,464

Cigna Corp.	702	146,207

Henry Schein, Inc. * (a)	1,656	110,689

Humana, Inc. (a)	146	59,902

Laboratory Corp. of America Holdings *	1,017	207,052

Universal Health Services, Inc., Class B	1,358	186,724

		861,038

Hotels, Restaurants & Leisure — 0.4%

Darden Restaurants, Inc. (a)	500	59,591

Household Durables — 2.2%

Mohawk Industries, Inc. *	1,202	169,368

Newell Brands, Inc.	7,523	159,720

		329,088

Household Products — 0.7%

Energizer Holdings, Inc. (a)	2,490	105,024

Industrial Conglomerates — 1.4%

Carlisle Cos., Inc.	1,293	201,888

Insurance — 6.8%

Alleghany Corp.	161	97,184

Hartford Financial Services Group, Inc. (The)	3,653	178,912

Lincoln National Corp.	2,010	101,114

Loews Corp.	5,737	258,296

Marsh & McLennan Cos., Inc.	1,029	120,392

Progressive Corp. (The)	1,275	126,110

WR Berkley Corp.	1,631	108,316

		990,324

Interactive Media & Services — 0.6%

InterActiveCorp. *	491	92,953

Internet & Direct Marketing Retail — 0.5%

Expedia Group, Inc.	600	79,400

INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — 1.3%

Concentrix Corp. *	804	79,370

Jack Henry & Associates, Inc.	316	51,139

Leidos Holdings, Inc.	629	66,111

		196,620

Machinery — 6.2%

IDEX Corp.	847	168,768

ITT, Inc.	2,739	210,956

Lincoln Electric Holdings, Inc.	1,585	184,214

Middleby Corp. (The) *	1,352	174,269

Snap-on, Inc.	833	142,595

Timken Co. (The)	399	30,859

		911,661

Media — 3.7%

Discovery, Inc., Class C *	6,221	162,924

Liberty Broadband Corp., Class C *	1,060	167,913

Liberty Media Corp.-Liberty SiriusXM, Class C *	4,703	204,645

		535,482

Multiline Retail — 0.8%

Kohl’s Corp.	2,180	88,706

Nordstrom, Inc. (a)	1,056	32,966

		121,672

Multi-Utilities — 3.1%

CMS Energy Corp.	3,089	188,473

Sempra Energy	425	54,168

WEC Energy Group, Inc.	2,338	215,145

		457,786

Oil, Gas & Consumable Fuels — 3.4%

Cabot Oil & Gas Corp.	5,479	89,196

Diamondback Energy, Inc.	4,107	198,782

EQT Corp.	4,766	60,571

Equitrans Midstream Corp.	2,521	20,265

Williams Cos., Inc. (The)	6,088	122,061

		490,875

Real Estate Management & Development — 1.6%

CBRE Group, Inc., Class A *	3,034	190,307

Cushman & Wakefield plc * (a)	3,132	46,454

		236,761

Semiconductors & Semiconductor Equipment — 1.2%

Analog Devices, Inc.	1,159	171,260

Software — 0.9%

Synopsys, Inc. *	535	138,746

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — 3.4%

AutoZone, Inc. *	172	203,507

Best Buy Co., Inc. (a)	1,841	183,673

Gap, Inc. (The)	5,371	108,450

		495,630

Textiles, Apparel & Luxury Goods — 1.7%

Carter’s, Inc.	1,036	97,498

Ralph Lauren Corp.	1,426	147,930

		245,428

Total Common Stocks (Cost $8,806,964)		14,445,709

Short-Term Investments — 2.3%

Investment Companies — 1.4%

JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (b) (c) (Cost $208,107)	207,983	208,086

Investment of Cash Collateral from Securities Loaned — 0.9%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (b) (c)	73,531	73,538

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	54,806	54,806

Total Investment of Cash Collateral from Securities Loaned (Cost $128,344)		128,344

Total Short-Term Investments (Cost $336,451)		336,430

Total Investments — 100.9% (Cost $9,143,415)		14,782,139
Liabilities in Excess of Other Assets — (0.9)%		(133,353)

NET ASSETS — 100.0%		14,648,786

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 is approximately $125,755,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2020.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%

Aerospace & Defense — 2.3%

General Dynamics Corp.	459	68,353

Northrop Grumman Corp.	132	40,223

Raytheon Technologies Corp.	1,501	107,341

		215,917

Banks — 13.2%

Bank of America Corp.	11,591	351,327

Citigroup, Inc.	1,558	96,074

Citizens Financial Group, Inc.	3,082	110,195

Fifth Third Bancorp	838	23,108

First Republic Bank	143	20,991

M&T Bank Corp.	879	111,937

PNC Financial Services Group, Inc. (The)	915	136,406

Truist Financial Corp.	2,415	115,738

US Bancorp	1,837	85,577

Wells Fargo & Co.	5,577	168,312

		1,219,665

Beverages — 0.8%

Constellation Brands, Inc., Class A	90	19,670

Keurig Dr Pepper, Inc.	1,626	52,025

		71,695

Biotechnology — 2.5%

AbbVie, Inc.	1,611	172,660

Amgen, Inc.	120	27,590

Biogen, Inc. *	120	29,408

		229,658

Building Products — 0.3%

Trane Technologies plc	186	26,942

Capital Markets — 4.3%

Charles Schwab Corp. (The)	2,370	125,705

Invesco Ltd.	1,808	31,515

Morgan Stanley	1,675	114,810

Northern Trust Corp.	695	64,709

T. Rowe Price Group, Inc.	432	65,406

		402,145

Communications Equipment — 1.5%

Cisco Systems, Inc.	1,459	65,272

CommScope Holding Co., Inc. *	5,173	69,317

		134,589

Construction Materials — 1.2%

Martin Marietta Materials, Inc.	404	114,661

INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 3.1%

American Express Co.	714	86,354

Capital One Financial Corp.	1,994	197,086

		283,440

Containers & Packaging — 3.0%

Ball Corp.	571	53,231

Graphic Packaging Holding Co.	4,327	73,295

Packaging Corp. of America	611	84,304

WestRock Co.	1,508	65,664

		276,494

Diversified Financial Services — 2.5%

Berkshire Hathaway, Inc., Class B *	984	228,183

Diversified Telecommunication Services — 1.9%

Verizon Communications, Inc.	2,927	171,954

Electric Utilities — 4.5%

American Electric Power Co., Inc.	1,277	106,370

Edison International	780	49,006

Entergy Corp. (a)	451	45,068

NextEra Energy, Inc.	1,551	119,673

Xcel Energy, Inc.	1,475	98,362

		418,479

Electronic Equipment, Instruments & Components — 0.6%

Arrow Electronics, Inc. *	594	57,759

Equity Real Estate Investment Trusts (REITs) — 6.5%

American Homes 4 Rent, Class A	2,169	65,084

Brixmor Property Group, Inc.	3,549	58,743

EastGroup Properties, Inc.	293	40,423

Federal Realty Investment Trust (a)	535	45,565

Kimco Realty Corp.	4,045	60,716

Lamar Advertising Co., Class A	176	14,638

Mid-America Apartment Communities, Inc.	621	78,630

Outfront Media, Inc.	1,248	24,402

Public Storage	385	88,885

Rayonier, Inc. (a)	2,331	68,497

Weyerhaeuser Co.	1,742	58,403

		603,986

Food & Staples Retailing — 0.6%

Sysco Corp.	686	50,928

Food Products — 1.5%

Kraft Heinz Co. (The)	1,368	47,415

Post Holdings, Inc. *	917	92,632

		140,047

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Health Care Equipment & Supplies — 1.0%

Medtronic plc	808	94,681

Health Care Providers & Services — 2.9%

AmerisourceBergen Corp.	600	58,676

Cigna Corp.	150	31,185

CVS Health Corp.	649	44,340

HCA Healthcare, Inc.	259	42,585

UnitedHealth Group, Inc.	273	95,608

		272,394

Hotels, Restaurants & Leisure — 0.5%

Las Vegas Sands Corp.	839	50,010

Household Durables — 1.5%

Mohawk Industries, Inc. *	571	80,440

Newell Brands, Inc. (a)	2,944	62,510

		142,950

Household Products — 2.1%

Energizer Holdings, Inc. (a)	1,647	69,469

Procter & Gamble Co. (The)	869	120,876

		190,345

Industrial Conglomerates — 2.0%

Carlisle Cos., Inc.	391	61,115

Honeywell International, Inc.	591	125,689

		186,804

Insurance — 8.0%

Alleghany Corp.	93	56,443

American International Group, Inc.	1,309	49,540

Chubb Ltd.	560	86,248

CNA Financial Corp.	656	25,554

Fairfax Financial Holdings Ltd. (Canada)	159	54,354

Hartford Financial Services Group, Inc. (The)	1,461	71,564

Loews Corp.	4,344	195,581

Marsh & McLennan Cos., Inc.	326	38,193

Travelers Cos., Inc. (The)	1,146	160,832

		738,309

Interactive Media & Services — 0.8%

Alphabet, Inc., Class C *	42	74,280

Internet & Direct Marketing Retail — 0.5%

Booking Holdings, Inc. *	22	49,668

Machinery — 3.5%

Dover Corp.	993	125,355

Illinois Tool Works, Inc.	195	39,711

ITT, Inc.	830	63,888

INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued

Middleby Corp. (The) *	305	39,333

Otis Worldwide Corp.	351	23,743

Stanley Black & Decker, Inc.	198	35,319

		327,349

Media — 3.7%

Charter Communications, Inc., Class A *	107	70,844

Discovery, Inc., Class C *	2,269	59,414

DISH Network Corp., Class A *	2,038	65,900

Liberty Media Corp.-Liberty SiriusXM, Class C *	1,065	46,321

Nexstar Media Group, Inc., Class A	727	79,386

ViacomCBS, Inc. (a)	498	18,540

		340,405

Multiline Retail — 0.7%

Kohl’s Corp.	937	38,123

Nordstrom, Inc. (a)	753	23,511

		61,634

Oil, Gas & Consumable Fuels — 6.2%

Cabot Oil & Gas Corp.	1,766	28,742

Chevron Corp.	537	45,333

ConocoPhillips	2,704	108,147

Diamondback Energy, Inc.	599	28,996

EQT Corp.	2,281	28,995

Equitrans Midstream Corp.	4,958	39,861

Kinder Morgan, Inc.	5,657	77,338

Marathon Petroleum Corp.	1,928	79,743

Phillips 66	1,080	75,555

Williams Cos., Inc. (The)	2,912	58,376

		571,086

Personal Products — 0.3%

Coty, Inc., Class A	4,025	28,259

Pharmaceuticals — 5.1%

Bristol-Myers Squibb Co.	2,515	156,005

Johnson & Johnson	1,027	161,680

Merck & Co., Inc.	750	61,386

Pfizer, Inc.	1,755	64,591

Viatris, Inc. *	1,441	27,007

		470,669

Real Estate Management & Development — 0.9%

CBRE Group, Inc., Class A *	1,320	82,815

Semiconductors & Semiconductor Equipment — 2.5%

Analog Devices, Inc.	756	111,625

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Semiconductors & Semiconductor Equipment — continued

Texas Instruments, Inc.	737	120,958

		232,583

Software — 0.5%

Microsoft Corp.	198	44,044

Specialty Retail — 3.6%

AutoZone, Inc. *	110	130,462

Best Buy Co., Inc.	818	81,636

Gap, Inc. (The)	414	8,357

Home Depot, Inc. (The)	217	57,671

Murphy USA, Inc.	428	56,054

		334,180

Textiles, Apparel & Luxury Goods — 1.4%

Columbia Sportswear Co. (a)	629	54,965

Ralph Lauren Corp.	702	72,867

		127,832

Wireless Telecommunication Services — 0.8%

T-Mobile US, Inc. *	565	76,204

Total Common Stocks (Cost $6,196,509)		9,143,043

	NO. OF RIGHTS (000)
Rights — 0.0% (b)

Media — 0.0% (b)

Media General, Inc., CVR * ‡ (Cost $—)	2,982	–	(c)

	SHARES (000)
Short-Term Investments — 1.6%

Investment Companies — 1.2%

JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (d) (e) (Cost $117,318)	117,248	117,306

INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (d) (e)	29,074	29,077

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	6,300	6,300

Total Investment of Cash Collateral from Securities Loaned (Cost $35,377)		35,377

Total Short-Term Investments (Cost $152,695)		152,683

Total Investments — 100.4% (Cost $6,349,204)		9,295,726
Liabilities in Excess of Other Assets — (0.4)%		(37,142)

NET ASSETS — 100.0%		9,258,584

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 is approximately $34,343,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund		JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$14,083,750		$1,991,286		$7,653,638
Investments in affiliates, at value	226,774		34,422		157,453
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	219,024		46,348		168,688
Cash	27		4		11
Receivables:
Investment securities sold	—		162		—
Fund shares sold	11,013		2,379		11,393
Dividends from non-affiliates	1,271		1,833		773
Dividends from affiliates	—	(a)	—	(a)	—	(a)
Securities lending income (See Note 2.B.)	103		11		60

Total Assets	14,541,962		2,076,445		7,992,016

LIABILITIES:
Payables:
Investment securities purchased	—		224		1,696
Collateral received on securities loaned (See Note 2.B.)	219,024		46,348		168,688
Fund shares redeemed	26,369		1,200		20,661
Accrued liabilities:
Investment advisory fees	6,475		979		4,128
Administration fees	817		46		472
Distribution fees	1,266		116		415
Service fees	1,609		189		644
Custodian and accounting fees	18		12		15
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1		1
Other	248		123		132

Total Liabilities	255,826		49,238		196,852

Net Assets	$14,286,136		$2,027,207		$7,795,164

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$6,489,533	$1,174,005	$4,609,327
Total distributable earnings (loss)	7,796,603	853,202	3,185,837

Total Net Assets	$14,286,136	$2,027,207	$7,795,164

Net Assets:
Class A	$2,664,509	$489,904	$1,520,727
Class C	1,159,086	21,833	104,879
Class I	3,904,056	407,999	1,826,868
Class R2	335	711	50,203
Class R3	2,578	—	61,104
Class R4	20,592	—	20,241
Class R5	141,843	1,028	667,562
Class R6	6,393,137	1,105,732	3,543,580

Total	$14,286,136	$2,027,207	$7,795,164

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	88,328	9,040	35,691
Class C	46,346	426	3,470
Class I	123,905	7,383	35,459
Class R2	11	13	1,065
Class R3	86	—	1,206
Class R4	653	—	394
Class R5	4,382	19	12,726
Class R6	195,789	19,992	67,120
Net Asset Value (a):
Class A — Redemption price per share	$30.17	$54.20	$42.61
Class C — Offering price per share (b)	25.01	51.24	30.23
Class I — Offering and redemption price per share	31.51	55.26	51.52
Class R2 — Offering and redemption price per share	29.83	53.48	47.14
Class R3 — Offering and redemption price per share	30.12	—	50.68
Class R4 — Offering and redemption price per share	31.52	—	51.36
Class R5 — Offering and redemption price per share	32.37	55.29	52.46
Class R6 — Offering and redemption price per share	32.65	55.31	52.79
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$31.84	$57.20	$44.97

Cost of investments in non-affiliates	$6,598,078	$1,139,918	$4,536,492
Cost of investments in affiliates	226,755	34,415	157,436
Investment securities on loan, at value (See Note 2.B.)	210,429	44,647	160,963
Cost of investment of cash collateral (See Note 2.B.)	219,024	46,348	168,688

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$14,445,709	$9,143,043
Investments in affiliates, at value	208,086	117,306
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	128,344	35,377
Cash	16	12
Receivables:
Investment securities sold	2,228	13,931
Fund shares sold	16,969	6,107
Dividends from non-affiliates	25,184	8,479
Dividends from affiliates	1	—	(a)
Securities lending income (See Note 2.B.)	25	24

Total Assets	14,826,562	9,324,279

LIABILITIES:
Payables:
Investment securities purchased	—	15,021
Collateral received on securities loaned (See Note 2.B.)	128,344	35,377
Fund shares redeemed	38,126	8,630
Accrued liabilities:
Investment advisory fees	7,953	4,253
Administration fees	817	579
Distribution fees	373	376
Service fees	1,022	874
Custodian and accounting fees	100	72
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)
Other	1,041	513

Total Liabilities	177,776	65,695

Net Assets	$14,648,786	$9,258,584

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$8,934,460	$6,330,419
Total distributable earnings (loss)	5,714,326	2,928,165

Total Net Assets	$14,648,786	$9,258,584

Net Assets:
Class A	$1,371,700	$841,140
Class C	73,265	315,140
Class I	2,670,700	2,344,558
Class L	6,667,992	1,672,350
Class R2	63,474	125
Class R3	75,288	2,077
Class R4	36,976	36,192
Class R5	79,154	4,613
Class R6	3,610,237	4,042,389

Total	$14,648,786	$9,258,584

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	38,138	23,778
Class C	2,125	8,922
Class I	73,320	65,982
Class L	180,487	47,042
Class R2	1,856	4
Class R3	2,115	59
Class R4	1,022	1,024
Class R5	2,145	130
Class R6	97,783	113,870

Net Asset Value (a):
Class A — Redemption price per share	$35.97	$35.37
Class C — Offering price per share (b)	34.48	35.32
Class I — Offering and redemption price per share	36.43	35.53
Class L — Offering and redemption price per share	36.94	35.55
Class R2 — Offering and redemption price per share	34.19	35.06
Class R3 — Offering and redemption price per share	35.60	34.93
Class R4 — Offering and redemption price per share	36.19	35.35
Class R5 — Offering and redemption price per share	36.89	35.48
Class R6 — Offering and redemption price per share	36.92	35.50
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$37.96	$37.33

Cost of investments in non-affiliates	$8,806,964	$6,196,509
Cost of investments in affiliates	208,107	117,318
Investment securities on loan, at value (See Note 2.B.)	125,755	34,343
Cost of investment of cash collateral (See Note 2.B.)	128,344	35,377

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$36,241	$10,223	$11,839
Dividend income from affiliates	190	30	95
Income from securities lending (net) (See Note 2.B.)	498	51	490

Total investment income	36,929	10,304	12,424

EXPENSES:
Investment advisory fees	34,884	5,924	21,082
Administration fees	4,499	684	2,433
Distribution fees:
Class A	2,974	551	1,662
Class C	3,984	79	352
Class R2	1	2	112
Class R3	2	—	63
Service fees:
Class A	2,974	551	1,662
Class C	1,328	26	117
Class I	4,282	467	1,822
Class R2	— (a)	1	56
Class R3	2	—	63
Class R4	24	—	18
Class R5	71	— (a)	293
Custodian and accounting fees	181	35	100
Interest expense to affiliates	— (a)	— (a)	—
Professional fees	78	37	51
Trustees’ and Chief Compliance Officer’s fees	31	16	22
Printing and mailing costs	267	104	148
Registration and filing fees	196	73	148
Transfer agency fees (See Note 2.E.)	155	29	237
Other	129	24	62

Total expenses	56,062	8,603	30,503

Less fees waived	(130)	(1,112)	(877)
Less expense reimbursements	— (a)	—	(41)

Net expenses	55,932	7,491	29,585

Net investment income (loss)	(19,003)	2,813	(17,161)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	852,469	91,543	365,746
Investments in affiliates	(52)	(10)	(24)

Net realized gain (loss)	852,417	91,533	365,722

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,677,315	368,583	1,497,620
Investments in affiliates	(36)	(4)	(10)

Change in net unrealized appreciation/depreciation	2,677,279	368,579	1,497,610

Net realized/unrealized gains (losses)	3,529,696	460,112	1,863,332

Change in net assets resulting from operations	$3,510,693	$462,925	$1,846,171

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$—
Dividend income from non-affiliates	119,084	97,819
Dividend income from affiliates	245	210
Income from securities lending (net) (See Note 2.B.)	226	265

Total investment income	119,555	98,294

EXPENSES:
Investment advisory fees	44,558	24,496
Administration fees	4,710	3,340
Distribution fees:
Class A	1,537	977
Class C	290	1,171
Class R2	159	1
Class R3	86	2
Service fees:
Class A	1,537	977
Class C	97	390
Class I	3,191	2,712
Class L	3,138	800
Class R2	79	— (a)
Class R3	86	2
Class R4	35	44
Class R5	37	2
Custodian and accounting fees	243	162
Interest expense to affiliates	2	—
Professional fees	104	75
Trustees’ and Chief Compliance Officer’s fees	32	26
Printing and mailing costs	559	283
Registration and filing fees	140	84
Transfer agency fees (See Note 2.E.)	127	111
Other	160	98

Total expenses	60,907	35,753

Less fees waived	(3,154)	(264)
Less expense reimbursements	(34)	(21)

Net expenses	57,719	35,468

Net investment income (loss)	61,836	62,826

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	260,737	127,327
Investments in affiliates	91	(78)

Net realized gain (loss)	260,828	127,249

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,707,151	1,689,167
Investments in affiliates	(190)	(8)

Change in net unrealized appreciation/depreciation	2,706,961	1,689,159

Net realized/unrealized gains (losses)	2,967,789	1,816,408

Change in net assets resulting from operations	$3,029,625	$1,879,234

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(19,003)	$(10,353)	$2,813	$11,563
Net realized gain (loss)	852,417	1,432,215	91,533	457,289
Change in net unrealized appreciation/depreciation	2,677,279	972,047	368,579	(437,747)

Change in net assets resulting from operations	3,510,693	2,393,909	462,925	31,105

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(248,914)	(176,120)	(51,016)	(38,917)
Class C	(129,471)	(88,186)	(2,405)	(1,879)
Class I	(360,812)	(199,341)	(43,367)	(23,411)
Class R2	(32)	(12)	(76)	(49)
Class R3	(192)	(61)	—	—
Class R4	(1,887)	(1,510)	—	—
Class R5	(12,763)	(10,297)	(111)	(518)
Class R6	(579,464)	(359,755)	(120,036)	(159,341)

Total distributions to shareholders	(1,333,535)	(835,282)	(217,011)	(224,115)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,298,773	(137,511)	144,111	(961,205)

NET ASSETS:
Change in net assets	3,475,931	1,421,116	390,025	(1,154,215)
Beginning of period	10,810,205	9,389,089	1,637,182	2,791,397

End of period	$14,286,136	$10,810,205	$2,027,207	$1,637,182

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(17,161)	$(14,047)	$61,836	$203,596
Net realized gain (loss)	365,722	659,097	260,828	860,851
Change in net unrealized appreciation/depreciation	1,497,610	281,309	2,706,961	(3,168,215)

Change in net assets resulting from operations	1,846,171	926,359	3,029,625	(2,103,768)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(173,779)	(82,704)	(92,478)	(76,720)
Class C	(16,088)	(8,737)	(5,006)	(6,335)
Class I	(173,836)	(75,633)	(197,658)	(133,060)
Class L	—	—	(492,109)	(443,822)
Class R2	(5,377)	(2,939)	(4,986)	(3,525)
Class R3	(5,883)	(2,669)	(5,364)	(3,809)
Class R4	(1,774)	(679)	(2,242)	(1,419)
Class R5	(63,349)	(33,403)	(5,676)	(4,996)
Class R6	(329,350)	(138,679)	(264,623)	(181,586)

Total distributions to shareholders	(769,436)	(345,443)	(1,070,142)	(855,272)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,237,362	341,659	(25,284)	(1,341,858)

NET ASSETS:
Change in net assets	2,314,097	922,575	1,934,199	(4,300,898)
Beginning of period	5,481,067	4,558,492	12,714,587	17,015,485

End of period	$7,795,164	$5,481,067	$14,648,786	$12,714,587

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$62,826	$184,647
Net realized gain (loss)	127,249	159,367
Change in net unrealized appreciation/depreciation	1,689,159	(1,858,485)

Change in net assets resulting from operations	1,879,234	(1,514,471)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(23,476)	(44,981)
Class C	(7,055)	(16,494)
Class I	(72,893)	(99,554)
Class L	(53,516)	(100,871)
Class R2	(7)	(3)
Class R3	(63)	(70)
Class R4	(1,188)	(1,174)
Class R5	(145)	(334)
Class R6	(133,423)	(204,414)

Total distributions to shareholders	(291,766)	(467,895)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,028,803)	(143,475)

NET ASSETS:
Change in net assets	558,665	(2,125,841)
Beginning of period	8,699,919	10,825,760

End of period	$9,258,584	$8,699,919

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$337,662	$424,450	$38,559	$123,140
Distributions reinvested	240,271	171,962	50,960	38,873
Cost of shares redeemed	(350,749)	(690,381)	(65,106)	(176,855)

Change in net assets resulting from Class A capital transactions	227,184	(93,969)	24,413	(14,842)

Class C
Proceeds from shares issued	84,990	152,886	552	2,246
Distributions reinvested	125,548	83,431	2,405	1,879
Cost of shares redeemed	(155,857)	(200,570)	(4,690)	(5,867)

Change in net assets resulting from Class C capital transactions	54,681	35,747	(1,733)	(1,742)

Class I
Proceeds from shares issued	649,418	971,337	71,758	147,037
Distributions reinvested	337,896	183,814	43,123	23,288
Cost of shares redeemed	(496,024)	(804,519)	(99,112)	(114,553)

Change in net assets resulting from Class I capital transactions	491,290	350,632	15,769	55,772

Class R2
Proceeds from shares issued	68	157	50	391
Distributions reinvested	32	12	73	42
Cost of shares redeemed	(48)	(52)	(136)	(313)

Change in net assets resulting from Class R2 capital transactions	52	117	(13)	120

Class R3
Proceeds from shares issued	1,141	501	—	—
Distributions reinvested	163	61	—	—
Cost of shares redeemed	(34)	(126)	—	—

Change in net assets resulting from Class R3 capital transactions	1,270	436	—	—

Class R4
Proceeds from shares issued	834	2,017	—	—
Distributions reinvested	1,886	1,510	—	—
Cost of shares redeemed	(3,300)	(4,951)	—	—

Change in net assets resulting from Class R4 capital transactions	(580)	(1,424)	—	—

Class R5
Proceeds from shares issued	12,843	23,475	126	674
Distributions reinvested	12,555	10,290	111	517
Cost of shares redeemed	(44,758)	(37,782)	(213)	(6,310)

Change in net assets resulting from Class R5 capital transactions	(19,360)	(4,017)	24	(5,119)

Class R6
Proceeds from shares issued	541,135	1,257,140	141,329	348,033
Distributions reinvested	578,133	358,754	119,998	159,315
Cost of shares redeemed	(575,032)	(2,040,927)	(155,676)	(302,027)
Redemptions in-kind (See Note 8)	—	—	—	(1,200,715)

Change in net assets resulting from Class R6 capital transactions	544,236	(425,033)	105,651	(995,394)

Total change in net assets resulting from capital transactions	$1,298,773	$(137,511)	$144,111	$(961,205)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
SHARE TRANSACTIONS:
Class A
Issued	11,620	19,559	738	2,661
Reinvested	8,308	8,088	961	853
Redeemed	(12,061)	(30,991)	(1,257)	(3,845)

Change in Class A Shares	7,867	(3,344)	442	(331)

Class C
Issued	3,464	8,221	10	54
Reinvested	5,236	4,615	48	43
Redeemed	(6,356)	(10,900)	(94)	(133)

Change in Class C Shares	2,344	1,936	(36)	(36)

Class I
Issued	21,449	42,055	1,366	3,117
Reinvested	11,160	8,317	795	501
Redeemed	(16,263)	(36,324)	(1,878)	(2,381)

Change in Class I Shares	16,346	14,048	283	1,237

Class R2
Issued	2	8	1	7
Reinvested	1	1	1	1
Redeemed	(2)	(3)	(2)	(6)

Change in Class R2 Shares	1	6	— (a)	2

Class R3
Issued	38	26	—	—
Reinvested	6	3	—	—
Redeemed	(1)	(6)	—	—

Change in Class R3 Shares	43	23	—	—

Class R4
Issued	27	90	—	—
Reinvested	62	68	—	—
Redeemed	(111)	(212)	—	—

Change in Class R4 Shares	(22)	(54)	—	—

Class R5
Issued	414	992	3	14
Reinvested	403	455	2	11
Redeemed	(1,402)	(1,630)	(4)	(125)

Change in Class R5 Shares	(585)	(183)	1	(100)

Class R6
Issued	17,158	53,895	2,651	7,401
Reinvested	18,399	15,742	2,206	3,444
Redeemed	(18,512)	(86,443)	(2,891)	(6,434)
Redemptions in-kind (See Note 8)	—	—	—	(25,455)

Change in Class R6 Shares	17,045	(16,806)	1,966	(21,044)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$144,966	$143,119	$176,439	$209,763
Distributions reinvested	168,194	80,011	84,258	69,743
Cost of shares redeemed	(134,917)	(203,777)	(234,688)	(484,932)

Change in net assets resulting from Class A capital transactions	178,243	19,353	26,009	(205,426)

Class C
Proceeds from shares issued	8,562	11,326	4,004	12,682
Distributions reinvested	15,598	8,149	4,875	5,516
Cost of shares redeemed	(15,535)	(22,446)	(32,035)	(56,184)

Change in net assets resulting from Class C capital transactions	8,625	(2,971)	(23,156)	(37,986)

Class I
Proceeds from shares issued	413,575	306,997	641,070	900,902
Distributions reinvested	163,157	71,080	187,286	123,076
Cost of shares redeemed	(198,791)	(382,936)	(687,520)	(1,051,200)

Change in net assets resulting from Class I capital transactions	377,941	(4,859)	140,836	(27,222)

Class L
Proceeds from shares issued	—	—	371,347	1,165,380
Distributions reinvested	—	—	466,015	394,599
Cost of shares redeemed	—	—	(1,040,103)	(3,139,666)

Change in net assets resulting from Class L capital transactions	—	—	(202,741)	(1,579,687)

Class R2
Proceeds from shares issued	7,574	11,105	5,045	15,289
Distributions reinvested	5,366	2,875	4,944	3,405
Cost of shares redeemed	(9,399)	(22,776)	(14,510)	(20,258)

Change in net assets resulting from Class R2 capital transactions	3,541	(8,796)	(4,521)	(1,564)

Class R3
Proceeds from shares issued	12,092	17,057	4,205	15,417
Distributions reinvested	5,811	2,669	5,120	3,652
Cost of shares redeemed	(7,751)	(11,619)	(7,608)	(14,432)

Change in net assets resulting from Class R3 capital transactions	10,152	8,107	1,717	4,637

Class R4
Proceeds from shares issued	8,135	3,625	10,028	11,128
Distributions reinvested	1,774	679	2,242	1,419
Cost of shares redeemed	(3,246)	(3,668)	(3,651)	(10,446)

Change in net assets resulting from Class R4 capital transactions	6,663	636	8,619	2,101

Class R5
Proceeds from shares issued	71,185	143,113	4,903	14,343
Distributions reinvested	59,609	31,744	5,671	4,992
Cost of shares redeemed	(85,207)	(169,555)	(10,931)	(29,341)

Change in net assets resulting from Class R5 capital transactions	45,587	5,302	(357)	(10,006)

Class R6
Proceeds from shares issued	734,127	776,302	371,143	1,587,348
Distributions reinvested	326,519	137,892	243,858	174,996
Cost of shares redeemed	(454,036)	(589,307)	(586,691)	(1,249,049)

Change in net assets resulting from Class R6 capital transactions	606,610	324,887	28,310	513,295

Total change in net assets resulting from capital transactions	$1,237,362	$341,659	$(25,284)	$(1,341,858)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
SHARE TRANSACTIONS:
Class A
Issued	3,526	4,392	5,042	6,133
Reinvested	4,077	2,499	2,357	1,812
Redeemed	(3,242)	(6,309)	(6,897)	(14,044)

Change in Class A Shares	4,361	582	502	(6,099)

Class C
Issued	282	461	123	374
Reinvested	533	341	143	150
Redeemed	(514)	(930)	(990)	(1,787)

Change in Class C Shares	301	(128)	(724)	(1,263)

Class I
Issued	8,299	8,021	19,156	28,169
Reinvested	3,271	1,879	5,165	3,157
Redeemed	(4,073)	(10,235)	(19,677)	(31,853)

Change in Class I Shares	7,497	(335)	4,644	(527)

Class L
Issued	—	—	10,556	34,257
Reinvested	—	—	12,656	9,979
Redeemed	—	—	(29,733)	(87,974)

Change in Class L Shares	—	—	(6,521)	(43,738)

Class R2
Issued	167	313	154	458
Reinvested	118	82	146	93
Redeemed	(208)	(645)	(439)	(599)

Change in Class R2 Shares	77	(250)	(139)	(48)

Class R3
Issued	249	447	125	452
Reinvested	118	71	145	96
Redeemed	(162)	(307)	(226)	(421)

Change in Class R3 Shares	205	211	44	127

Class R4
Issued	163	94	284	308
Reinvested	36	18	62	37
Redeemed	(65)	(96)	(108)	(284)

Change in Class R4 Shares	134	16	238	61

Class R5
Issued	1,425	3,638	138	392
Reinvested	1,172	826	154	126
Redeemed	(1,719)	(4,377)	(313)	(798)

Change in Class R5 Shares	878	87	(21)	(280)

Class R6
Issued	14,499	19,998	10,696	44,485
Reinvested	6,379	3,570	6,625	4,428
Redeemed	(9,027)	(15,241)	(16,644)	(35,794)

Change in Class R6 Shares	11,851	8,327	677	13,119

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$93,276	$225,893
Distributions reinvested	21,985	42,378
Cost of shares redeemed	(151,480)	(562,591)

Change in net assets resulting from Class A capital transactions	(36,219)	(294,320)

Class C
Proceeds from shares issued	9,395	31,902
Distributions reinvested	6,902	14,740
Cost of shares redeemed	(90,089)	(152,885)

Change in net assets resulting from Class C capital transactions	(73,792)	(106,243)

Class I
Proceeds from shares issued	279,561	873,832
Distributions reinvested	67,804	87,746
Cost of shares redeemed	(436,503)	(965,662)

Change in net assets resulting from Class I capital transactions	(89,138)	(4,084)

Class L
Proceeds from shares issued	157,713	566,706
Distributions reinvested	51,517	96,694
Cost of shares redeemed	(415,996)	(1,203,324)

Change in net assets resulting from Class L capital transactions	(206,766)	(539,924)

Class R2
Proceeds from shares issued	25	128
Distributions reinvested	7	2
Cost of shares redeemed	(125)	(23)

Change in net assets resulting from Class R2 capital transactions	(93)	107

Class R3
Proceeds from shares issued	509	359
Distributions reinvested	51	69
Cost of shares redeemed	(314)	(887)

Change in net assets resulting from Class R3 capital transactions	246	(459)

Class R4
Proceeds from shares issued	1,853	23,194
Distributions reinvested	1,187	1,174
Cost of shares redeemed	(5,509)	(8,710)

Change in net assets resulting from Class R4 capital transactions	(2,469)	15,658

Class R5
Proceeds from shares issued	674	2,112
Distributions reinvested	137	334
Cost of shares redeemed	(2,534)	(3,498)

Change in net assets resulting from Class R5 capital transactions	(1,723)	(1,052)

Class R6
Proceeds from shares issued	264,017	2,406,252
Distributions reinvested	133,248	203,530
Cost of shares redeemed	(1,016,114)	(1,822,940)

Change in net assets resulting from Class R6 capital transactions	(618,849)	786,842

Total change in net assets resulting from capital transactions	$(1,028,803)	$(143,475)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
SHARE TRANSACTIONS:
Class A
Issued	2,926	7,038
Reinvested	627	1,145
Redeemed	(4,726)	(17,957)

Change in Class A Shares	(1,173)	(9,774)

Class C
Issued	288	966
Reinvested	197	401
Redeemed	(2,870)	(4,876)

Change in Class C Shares	(2,385)	(3,509)

Class I
Issued	8,652	28,338
Reinvested	1,924	2,357
Redeemed	(13,521)	(30,342)

Change in Class I Shares	(2,945)	353

Class L
Issued	4,936	17,778
Reinvested	1,461	2,596
Redeemed	(12,961)	(38,762)

Change in Class L Shares	(6,564)	(18,388)

Class R2
Issued	2	5
Reinvested	—1 (a)	— (a)
Redeemed	(4)	(1)

Change in Class R2 Shares	(2)	4

Class R3
Issued	16	11
Reinvested	1	2
Redeemed	(10)	(25)

Change in Class R3 Shares	7	(12)

Class R4
Issued	58	741
Reinvested	34	32
Redeemed	(169)	(250)

Change in Class R4 Shares	(77)	523

Class R5
Issued	22	62
Reinvested	4	9
Redeemed	(82)	(110)

Change in Class R5 Shares	(56)	(39)

Class R6
Issued	8,247	70,239
Reinvested	3,783	5,469
Redeemed	(31,096)	(55,634)

Change in Class R6 Shares	(19,066)	20,074

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2020 (Unaudited)	$25.27	$(0.08)	$8.10	$8.02	$—	$(3.12)	$(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—	—	—
Year Ended June 30, 2016	15.74	(0.08)	(0.71)	(0.79)	—	(0.53)	(0.53)

Class C
Six Months Ended December 31, 2020 (Unaudited)	21.42	(0.13)	6.84	6.71	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	—	(0.84)	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—	—	—
Year Ended June 30, 2016	14.22	(0.14)	(0.64)	(0.78)	—	(0.53)	(0.53)

Class I
Six Months Ended December 31, 2020 (Unaudited)	26.29	(0.05)	8.45	8.40	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—	—	—
Year Ended June 30, 2016	16.06	(0.06)	(0.72)	(0.78)	—	(0.53)	(0.53)

Class R2
Six Months Ended December 31, 2020 (Unaudited)	25.05	(0.12)	8.03	7.91	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	—	(0.84)	(0.84)

Class R3
Six Months Ended December 31, 2020 (Unaudited)	25.27	(0.08)	8.10	8.02	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—	—	—

Class R4
Six Months Ended December 31, 2020 (Unaudited)	26.29	(0.05)	8.44	8.39	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$30.17	32.25%	$2,664,509	1.13%	(0.55)%	1.14%	18%
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34
14.42	(5.07)	1,643,136	1.25	(0.55)	1.35	46

25.01	31.93	1,159,086	1.63	(1.05)	1.63	18
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34
12.91	(5.55)	594,190	1.75	(1.04)	1.85	46

31.51	32.44	3,904,056	0.88	(0.30)	0.88	18
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34
14.75	(4.91)	922,981	1.08	(0.41)	1.09	46

29.83	32.08	335	1.38	(0.80)	1.73	18
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

30.12	32.27	2,578	1.13	(0.55)	1.20	18
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

31.52	32.41	20,592	0.88	(0.30)	0.88	18
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R5
Six Months Ended December 31, 2020 (Unaudited)	$26.93	$(0.02)	$8.66	$8.64	$(0.08)	$(3.12)	$(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—	—	—
Year Ended June 30, 2016	16.25	(0.03)	(0.73)	(0.76)	—	(0.53)	(0.53)

Class R6
Six Months Ended December 31, 2020 (Unaudited)	27.16	(0.01)	8.72	8.71	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	—	(0.84)	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—	—	—
Year Ended June 30, 2016	16.27	(0.01)	(0.73)	(0.74)	—	(0.53)	(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$32.37	32.56%	$141,843	0.73%	(0.16)%	0.73%	18%
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34
14.96	(4.72)	82,358	0.89	(0.20)	0.90	46

32.65	32.57	6,393,137	0.63	(0.05)	0.63	18
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34
15.00	(4.59)	2,720,935	0.76	(0.07)	0.76	46

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2020 (Unaudited)	$47.20	$— (f)	$13.30	$13.30	$(0.08)	$(6.22)	$(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Year Ended June 30, 2018	48.53	— (f)	5.89	5.89	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)	(1.37)	(1.42)
Year Ended June 30, 2016	47.12	(0.01)	(2.02)	(2.03)	(0.03)	(2.11)	(2.14)

Class C
Six Months Ended December 31, 2020 (Unaudited)	44.95	(0.13)	12.64	12.51	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—	(1.37)	(1.37)
Year Ended June 30, 2016	46.16	(0.23)	(1.97)	(2.20)	—	(2.11)	(2.11)

Class I
Six Months Ended December 31, 2020 (Unaudited)	48.07	0.06	13.56	13.62	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)	(1.37)	(1.51)
Year Ended June 30, 2016	47.47	0.11	(1.99)	(1.88)	(0.07)	(2.11)	(2.18)

Class R2
Six Months Ended December 31, 2020 (Unaudited)	46.64	(0.07)	13.13	13.06	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)	(1.37)	(1.38)
Year Ended June 30, 2016	46.98	(0.13)	(1.99)	(2.12)	—	(2.11)	(2.11)

Class R5
Six Months Ended December 31, 2020 (Unaudited)	48.11	0.10	13.57	13.67	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)	(1.37)	(1.55)
Year Ended June 30, 2016	47.49	0.18	(2.03)	(1.85)	(0.10)	(2.11)	(2.21)

Class R6
Six Months Ended December 31, 2020 (Unaudited)	48.14	0.13	13.58	13.71	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)	(1.37)	(1.56)
Year Ended June 30, 2016	47.49	0.20	(2.02)	(1.82)	(0.12)	(2.11)	(2.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$54.20	28.49%	$489,904	1.13%	(0.01)%	1.26%	20%
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34
51.57	12.37	402,897	1.17	0.01	1.25	31
48.53	16.61	378,055	1.24	(0.05)	1.37	38
42.95	(4.17)	335,424	1.25	(0.03)	1.43	39

51.24	28.16	21,833	1.63	(0.51)	1.76	20
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31
47.05	16.01	30,596	1.74	(0.56)	1.92	38
41.85	(4.64)	32,045	1.75	(0.54)	1.96	39

55.26	28.65	407,999	0.88	0.24	1.01	20
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31
49.13	17.01	778,378	0.89	0.30	1.08	38
43.41	(3.81)	622,440	0.90	0.25	1.20	39

53.48	28.32	711	1.38	(0.26)	1.56	20
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31
48.21	16.30	600	1.49	(0.31)	1.69	38
42.75	(4.38)	688	1.50	(0.30)	1.81	39

55.29	28.73	1,028	0.74	0.39	0.87	20
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31
49.17	17.14	1,804	0.79	0.40	0.87	38
43.43	(3.73)	2,840	0.80	0.42	0.91	39

55.31	28.80	1,105,732	0.64	0.49	0.76	20
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
49.18	17.18	1,619,045	0.74	0.45	0.75	38
43.44	(3.66)	1,370,912	0.74	0.46	0.77	39

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2020 (Unaudited)	$36.43	$(0.18)	$11.81	$11.63	$—	$(5.45)	$(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	—	(2.14)	(2.14)
Year Ended June 30, 2017	23.43	(0.14)	4.71	4.57	—	(0.01)	(0.01)
Year Ended June 30, 2016	27.71	(0.15)	(2.67)	(2.82)	—	(1.46)	(1.46)

Class C
Six Months Ended December 31, 2020 (Unaudited)	27.15	(0.21)	8.74	8.53	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	—	(2.14)	(2.14)
Year Ended June 30, 2017	19.05	(0.22)	3.82	3.60	—	(0.01)	(0.01)
Year Ended June 30, 2016	22.93	(0.22)	(2.20)	(2.42)	—	(1.46)	(1.46)

Class I
Six Months Ended December 31, 2020 (Unaudited)	43.11	(0.13)	14.00	13.87	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.52	(0.07)	5.35	5.28	—	(0.01)	(0.01)
Year Ended June 30, 2016	31.06	(0.09)	(2.99)	(3.08)	—	(1.46)	(1.46)

Class R2
Six Months Ended December 31, 2020 (Unaudited)	39.90	(0.25)	12.94	12.69	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	—	(2.14)	(2.14)
Year Ended June 30, 2017	25.41	(0.21)	5.12	4.91	—	(0.01)	(0.01)
Year Ended June 30, 2016	29.96	(0.18)	(2.91)	(3.09)	—	(1.46)	(1.46)

Class R3
Six Months Ended December 31, 2020 (Unaudited)	42.53	(0.21)	13.81	13.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.13)	4.79	4.66	—	(0.01)	(0.01)

Class R4
Six Months Ended December 31, 2020 (Unaudited)	43.00	(0.15)	13.97	13.82	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.06)	4.78	4.72	—	(0.01)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$42.61	32.43%	$1,520,727	1.23%	(0.85)%	1.26%	19%
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54
30.84	18.39	934,982	1.23	(0.62)	1.30	56
27.99	19.52	915,226	1.23	(0.56)	1.36	41
23.43	(10.29)	949,148	1.24	(0.59)	1.40	56

30.23	32.09	104,879	1.74	(1.36)	1.74	19
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56
22.64	18.92	90,640	1.73	(1.06)	1.85	41
19.05	(10.70)	96,729	1.74	(1.08)	1.90	56

51.52	32.61	1,826,868	0.92	(0.54)	0.99	19
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56
31.79	19.92	1,050,151	0.92	(0.25)	1.08	41
26.52	(10.01)	929,489	0.93	(0.31)	1.13	56

47.14	32.27	50,203	1.48	(1.10)	1.54	19
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56
30.31	19.34	35,242	1.42	(0.74)	1.69	41
25.41	(10.42)	32,092	1.40	(0.71)	1.71	56

50.68	32.41	61,104	1.24	(0.86)	1.24	19
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56
31.71	17.24	152	1.23	(0.54)	1.42	41

51.36	32.56	20,241	0.98	(0.60)	0.99	19
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56
31.77	17.46	129	0.98	(0.23)	1.10	41

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2020 (Unaudited)	$43.81	$(0.10)	$14.25	$14.15	$(0.05)	$(5.45)	$(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.74	(0.03)	5.39	5.36	—	(0.01)	(0.01)
Year Ended June 30, 2016	31.26	(0.03)	(3.03)	(3.06)	—	(1.46)	(1.46)

Class R6
Six Months Ended December 31, 2020 (Unaudited)	44.07	(0.09)	14.33	14.24	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.82	(0.02)	5.41	5.39	—	(0.01)	(0.01)
Year Ended June 30, 2016	31.33	(0.02)	(3.03)	(3.05)	—	(1.46)	(1.46)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$52.46	32.73%	$667,562	0.79%	(0.40)%	0.84%	19%
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56
32.09	20.06	247,068	0.78	(0.10)	0.89	41
26.74	(9.87)	224,498	0.79	(0.13)	0.91	56

52.79	32.74	3,543,580	0.74	(0.35)	0.74	19
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
32.20	20.11	749,670	0.73	(0.06)	0.76	41
26.82	(9.82)	619,527	0.73	(0.06)	0.77	56

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2020 (Unaudited)	$31.12	$0.09	$7.45	$7.54	$(0.29)	$(2.40)	$(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Year Ended June 30, 2017	35.41	0.17	4.60	4.77	(0.14)	(2.24)	(2.38)
Year Ended June 30, 2016	36.98	0.19	0.33	0.52	(0.14)	(1.95)	(2.09)

Class C
Six Months Ended December 31, 2020 (Unaudited)	29.77	— (f)	7.13	7.13	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)	4.44	4.42	—	(2.24)	(2.24)
Year Ended June 30, 2016	35.79	0.01	0.32	0.33	—	(1.95)	(1.95)

Class I
Six Months Ended December 31, 2020 (Unaudited)	31.51	0.13	7.57	7.70	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27	4.66	4.93	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2016	37.36	0.28	0.33	0.61	(0.23)	(1.95)	(2.18)

Class L
Six Months Ended December 31, 2020 (Unaudited)	31.96	0.17	7.66	7.83	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36	4.71	5.07	(0.32)	(2.24)	(2.56)
Year Ended June 30, 2016	37.76	0.37	0.33	0.70	(0.32)	(1.95)	(2.27)

Class R2
Six Months Ended December 31, 2020 (Unaudited)	29.67	0.04	7.10	7.14	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07	4.43	4.50	(0.07)	(2.24)	(2.31)
Year Ended June 30, 2016	35.73	0.10	0.32	0.42	(0.06)	(1.95)	(2.01)

Class R3
Six Months Ended December 31, 2020 (Unaudited)	30.83	0.09	7.38	7.47	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (g) through June 30, 2017	35.78	0.26	4.15	4.41	(0.28)	(2.24)	(2.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$35.97	24.36%	$1,371,700	1.23%	0.51%	1.24%	6%
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11
39.24	6.20	1,967,162	1.23	0.51	1.26	13
37.80	13.83	2,149,689	1.23	0.45	1.36	23
35.41	1.85	2,302,567	1.24	0.54	1.41	20

34.48	24.08	73,265	1.73	(0.02)	1.74	6
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13
36.35	13.27	452,351	1.74	(0.06)	1.80	23
34.17	1.35	549,619	1.75	0.03	1.83	20

36.43	24.56	2,670,700	0.98	0.78	0.98	6
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13
38.24	14.15	2,902,646	0.98	0.72	1.07	23
35.79	2.11	2,332,160	0.99	0.80	1.11	20

36.94	24.64	6,667,992	0.75	0.99	0.83	6
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13
38.70	14.39	12,478,637	0.74	0.96	0.91	23
36.19	2.35	10,313,629	0.75	1.04	0.94	20

34.19	24.20	63,474	1.48	0.25	1.49	6
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13
36.33	13.53	85,287	1.49	0.21	1.65	23
34.14	1.61	66,167	1.50	0.29	1.75	20

35.60	24.35	75,288	1.23	0.51	1.23	6
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13
37.67	12.70	19,262	1.24	0.87	1.35	23

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2020 (Unaudited)	$31.34	$0.14	$7.50	$7.64	$(0.39)	$(2.40)	$(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (f) through June 30, 2017	36.18	0.38	4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Six Months Ended December 31, 2020 (Unaudited)	31.90	0.16	7.65	7.81	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (f) through June 30, 2017	36.60	0.36	4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Six Months Ended December 31, 2020 (Unaudited)	31.94	0.18	7.66	7.84	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (f) through June 30, 2017	36.60	0.32	4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$36.19	24.52%	$36,976	0.98%	0.80%	0.99%	6%
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13
38.16	12.89	3,537	0.99	1.26	1.10	23

36.89	24.63	79,154	0.83	0.91	0.84	6
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13
38.67	13.06	30,334	0.84	1.18	1.02	23

36.92	24.68	3,610,237	0.73	1.01	0.74	6
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
38.69	13.13	281,269	0.74	1.05	0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2020 (Unaudited)	$29.53	$0.17		$6.68	$6.85	$(0.48)	$(0.53)	$(1.01)
Year Ended June 30, 2020	35.46	0.49		(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55		1.68	2.23	(0.46)	(1.69)	(2.15)
Year Ended June 30, 2018	33.40	0.35	(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)
Year Ended June 30, 2016	29.84	0.27		(0.99)	(0.72)	(0.17)	(0.29)	(0.46)

Class C
Six Months Ended December 31, 2020 (Unaudited)	29.38	0.09		6.65	6.74	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32		(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38		1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)
Year Ended June 30, 2016	29.72	0.14		(0.99)	(0.85)	(0.06)	(0.29)	(0.35)

Class I
Six Months Ended December 31, 2020 (Unaudited)	29.71	0.21		6.73	6.94	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57		(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62		1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)
Year Ended June 30, 2016	29.99	0.33		(0.98)	(0.65)	(0.19)	(0.29)	(0.48)

Class L
Six Months Ended December 31, 2020 (Unaudited)	29.73	0.24		6.74	6.98	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63		(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72		1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)
Year Ended June 30, 2016	30.06	0.43		(1.02)	(0.59)	(0.32)	(0.29)	(0.61)

Class R2
Six Months Ended December 31, 2020 (Unaudited)	29.31	0.13		6.63	6.76	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40		(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48		1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Six Months Ended December 31, 2020 (Unaudited)	29.21	0.17		6.61	6.78	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48		(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49		1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$35.37	23.23%	$841,140	1.13%	1.07%		1.15%	10%
29.53	(13.60)	736,715	1.14	1.45		1.16	29
35.46	7.00	1,231,325	1.14	1.59		1.25	15
35.38	7.81	1,346,080	1.17	1.01	(f)	1.25	23
33.40	17.60	1,432,370	1.24	0.85		1.36	24
28.66	(2.34)	2,045,698	1.24	0.98		1.43	26

35.32	22.96	315,140	1.63	0.56		1.65	10
29.38	(14.04)	332,229	1.64	0.94		1.66	29
35.29	6.45	522,878	1.64	1.08		1.75	15
35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24
28.52	(2.82)	728,800	1.74	0.49		1.85	26

35.53	23.39	2,344,558	0.88	1.31		0.89	10
29.71	(13.39)	2,047,640	0.89	1.70		0.90	29
35.67	7.28	2,445,747	0.89	1.76		0.99	15
35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24
28.86	(2.10)	1,414,635	0.99	1.16		1.05	26

35.55	23.52	1,672,350	0.74	1.46		0.74	10
29.73	(13.26)	1,593,954	0.74	1.85		0.75	29
35.69	7.41	2,569,596	0.74	2.04		0.84	15
35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24
28.86	(1.87)	5,901,818	0.74	1.50		0.88	26

35.06	23.12	125	1.38	0.83		1.56	10
29.31	(13.82)	182	1.39	1.27		1.55	29
35.24	6.72	69	1.39	1.40		2.14	15
35.22	5.54	38	1.41	0.78	(f)	1.61	23

34.93	23.24	2,077	1.13	1.06		1.18	10
29.21	(13.60)	1,519	1.14	1.43		1.18	29
35.08	7.00	2,241	1.14	1.44		1.26	15
35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R4
Six Months Ended December 31, 2020 (Unaudited)	$29.56	$0.21		$6.70	$6.91	$(0.59)	$(0.53)	$(1.12)
Year Ended June 30, 2020	35.52	0.57		(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62		1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Six Months Ended December 31, 2020 (Unaudited)	29.67	0.24		6.72	6.96	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63		(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65		1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Six Months Ended December 31, 2020 (Unaudited)	29.71	0.25		6.74	6.99	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66		(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71		1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$35.35	23.43%	$36,192	0.88%	1.31%		0.89%	10%
29.56	(13.40)	32,555	0.88	1.74		0.90	29
35.52	7.27	20,538	0.89	1.79		0.99	15
35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

35.48	23.52	4,613	0.73	1.47		0.74	10
29.67	(13.25)	5,529	0.74	1.85		0.75	29
35.62	7.41	8,018	0.74	1.85		0.84	15
35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

35.50	23.57	4,042,389	0.63	1.57		0.64	10
29.71	(13.18)	3,949,596	0.64	1.96		0.65	29
35.67	7.57	4,025,348	0.64	2.02		0.74	15
35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Class L Shares of Mid Cap Value and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 —Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,529,548	$—	$—	$14,529,548

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,072,056	$—	$—	$2,072,056

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,979,779	$—	$—	$7,979,779

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,782,139	$—	$—	$14,782,139

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

Value Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$9,143,043	$—	$—		$9,143,043
Rights	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	117,306	—	—		117,306
Investment of cash collateral from securities loaned	35,377	—	—		35,377

Total Short-Term Investments	152,683	—	—		152,683

Total Investments in Securities	$9,295,726	$—	$—	(b)	$9,295,726

(a)	Please refer to the SOIs for specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2020 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$210,429	$(210,429)	$—
Mid Cap Equity Fund	44,647	(44,647)	—
Mid Cap Growth Fund	160,963	(160,963)	—
Mid Cap Value Fund	125,755	(125,755)	—
Value Advantage Fund	34,343	(34,343)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the six months ended December 31, 2020, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Growth Advantage Fund	$10
Mid Cap Equity Fund	1
Mid Cap Growth Fund	10
Mid Cap Value Fund	5
Value Advantage Fund	5

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below. Amounts in the tables below are in thousands.

Growth Advantage Fund

For the six months ended December 31, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2020	Shares at December 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (a) (b)	$105,416	$1,809,445	$1,687,999	$(52)	$(36)	$226,774	226,661	$190		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (a) (b)	302,529	1,241,000	1,433,750	(67)*	2	109,714	109,703	317	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	31,490	764,958	687,138	—	—	109,310	109,310	10	*	—

Total	$439,435	$3,815,403	$3,808,887	$(119)	$(34)	$445,798		$517		$—

Mid Cap Equity Fund

For the six months ended December 31, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2020	Shares at December 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (a) (b)	$40,612	$261,072	$267,248	$(10)	$(4)	$34,422	34,404	$30		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (a) (b)	—	121,000	87,000	(7)*	—	33,993	33,990	23	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	71,588	59,233	—	—	12,355	12,355	1	*	—

Total	$40,612	$453,660	$413,481	$(17)	$(4)	$80,770		$54		$—

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

Mid Cap Growth Fund

For the six months ended December 31, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2020	Shares at December 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (a) (b)	51,560	769,582	663,655	(24)	(10)	157,453	157,374	95		—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (a) (b)	211,088	762,000	824,000	(79)*	2	149,011	148,996	335	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	24,377	305,212	309,912	—	—	19,677	19,677	10	*	—

Total	$287,025	$1,836,794	$1,797,567	$(103)	$(8)	$326,141		$440		$—

Mid Cap Value Fund

For the six months ended December 31, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2020	Shares at December 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (a) (b)	170,302	1,570,964	1,533,081	91		(190)	208,086	207,983	245		—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (a) (b)	168,074	297,000	391,500	(36	)*	— (c)	73,538	73,531	148	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	23,472	201,721	170,387	—		—	54,806	54,806	5	*	—

Total	$361,848	$2,069,685	$2,094,968	$55		$(190)	$336,430		$398		$—

Value Advantage Fund

For the six months ended December 31, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2020	Shares at December 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.12% (a) (b)	193,827	1,686,485	1,762,920	(78)	(8)	117,306	117,248	210		—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.15% (a) (b)	139,126	407,985	518,000	(34)*	— (c)	29,077	29,074	185	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	15,136	185,762	194,598	—	—	6,300	6,300	6	*	—

Total	$348,089	$2,280,232	$2,475,518	$(112)	$(8)	$152,683		$401		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2020.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2020 are as follows (amounts in thousands):

	Class A	Class C	Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$70	$27	$23	n/a	$—	(a)	$—	(a)	$—	(a)	$2		$33	$155
Mid Cap Equity Fund
Transfer agency fees	18	1	4	n/a	—	(a)	n/a		n/a		—	(a)	6	29
Mid Cap Growth Fund
Transfer agency fees	158	4	15	n/a	12		1		—	(a)	6		41	237
Mid Cap Value Fund
Transfer agency fees	48	2	18	$19	4		1		—	(a)	1		34	127
Value Advantage Fund
Transfer agency fees	40	17	15	17	—	(a)	1		—	(a)	—	(a)	21	111

(a)	Amount rounds to less than one thousand.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

H. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2020, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2020, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$282	$1
Mid Cap Equity Fund	45	—	(a)
Mid Cap Growth Fund	89	—	(a)
Mid Cap Value Fund	19	—
Value Advantage Fund	41	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.14%	1.64%	0.89%	n/a	1.39%	1.14%	n/a	n/a	n/a
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74%	0.64%
Mid Cap Growth Fund	1.24	n/a	0.93	n/a	1.49	n/a	0.99%	0.79	0.74
Mid Cap Value Fund	1.24	1.75	0.99	0.75%	1.50	1.25	1.00	0.85	0.73
Value Advantage Fund	1.14	1.64	0.89	0.75	1.39	1.14	0.89	0.74	0.64

The expense limitation agreements were in effect for the six months ended December 31, 2020 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2021.

For the six months ended December 31, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$—	$—	$19	$19	$—	(a)
Mid Cap Equity Fund	644	430	17	1,091	—
Mid Cap Growth Fund	28	18	775	821	41
Mid Cap Value Fund	282	183	2,529	2,994	34
Value Advantage Fund	36	23	73	132	21

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2020 were as follows (amounts in thousands):

Growth Advantage Fund	$111
Mid Cap Equity Fund	21
Mid Cap Growth Fund	56
Mid Cap Value Fund	160
Value Advantage Fund	132

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2020, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2020, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,259,847	$2,396,125
Mid Cap Equity Fund	355,208	420,108
Mid Cap Growth Fund	1,562,549	1,205,651
Mid Cap Value Fund	859,923	1,903,279
Value Advantage Fund	854,667	1,936,104

During the six months ended December 31, 2020, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$7,043,857	$7,497,833	$12,142	$7,485,691
Mid Cap Equity Fund	1,220,681	863,490	12,115	851,375
Mid Cap Growth Fund	4,862,616	3,137,535	20,372	3,117,163
Mid Cap Value Fund	9,143,415	5,941,886	303,162	5,638,724
Value Advantage Fund	6,349,204	3,109,840	163,318	2,946,522

Late year ordinary losses incurred after December 31 as well as net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2020, the following Funds deferred to July 1, 2020 late year ordinary losses and post-October capital losses of (amounts in thousands):

	Net Capital Losses		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Growth Advantage Fund	$—	$—	$3,489
Mid Cap Growth Fund	—	—	6,406
Value Advantage Fund	104,712	—	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2020.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2020.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2020, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	12.5%	1	21.4%
Mid Cap Equity Fund	—	—	1	57.8
Mid Cap Growth Fund	1	10.4	2	27.0
Mid Cap Value Fund	—	—	2	35.8
Value Advantage Fund	—	—	3	38.4

As of December 31, 2020, the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	19.2%
Value Advantage Fund	20.7

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of a Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 (Unaudited) (continued)

significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Redemptions in-kind

On October 11, 2019, certain shareholders sold Class R6 Shares of Mid Cap Equity Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below (amounts in thousands):

	Value		Realized Gains (Losses)	Type
Mid Cap Equity Fund	$1,200,715	*	$234,072	Redemption in-kind

*	This amount includes cash of approximately $42,541,000 associated with the redemption in-kind.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2020, and continued to hold your shares at the end of the reporting period, December 31, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,322.50	$6.61	1.13%
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class C
Actual	1,000.00	1,319.30	9.53	1.63
Hypothetical	1,000.00	1,016.99	8.29	1.63
Class I
Actual	1,000.00	1,324.40	5.16	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R2
Actual	1,000.00	1,320.80	8.07	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class R3
Actual	1,000.00	1,322.70	6.62	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class R4
Actual	1,000.00	1,324.10	5.16	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R5
Actual	1,000.00	1,325.60	4.28	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class R6
Actual	1,000.00	1,325.70	3.69	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,284.90	$6.51	1.13%
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class C
Actual	1,000.00	1,281.60	9.37	1.63
Hypothetical	1,000.00	1,016.99	8.29	1.63
Class I
Actual	1,000.00	1,286.50	5.07	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R2
Actual	1,000.00	1,283.20	7.94	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class R5
Actual	1,000.00	1,287.30	4.27	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R6
Actual	1,000.00	1,288.00	3.69	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,324.30	7.21	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class C
Actual	1,000.00	1,320.90	10.18	1.74
Hypothetical	1,000.00	1,016.43	8.84	1.74
Class I
Actual	1,000.00	1,326.10	5.39	0.92
Hypothetical	1,000.00	1,020.57	4.69	0.92
Class R2
Actual	1,000.00	1,322.70	8.66	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class R3
Actual	1,000.00	1,324.10	7.26	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class R4
Actual	1,000.00	1,325.60	5.74	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Class R5
Actual	1,000.00	1,327.30	4.63	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R6
Actual	1,000.00	1,327.40	4.34	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,243.60	6.96	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class C
Actual	1,000.00	1,240.80	9.77	1.73
Hypothetical	1,000.00	1,016.48	8.79	1.73
Class I
Actual	1,000.00	1,245.60	5.55	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class L
Actual	$1,000.00	$1,246.40	$4.25	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class R2
Actual	1,000.00	1,242.00	8.36	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class R3
Actual	1,000.00	1,243.50	6.96	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class R4
Actual	1,000.00	1,245.20	5.55	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Class R5
Actual	1,000.00	1,246.30	4.70	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83
Class R6
Actual	1,000.00	1,246.80	4.13	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,232.30	6.36	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class C
Actual	1,000.00	1,229.60	9.16	1.63
Hypothetical	1,000.00	1,016.99	8.29	1.63
Class I
Actual	1,000.00	1,233.90	4.95	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class L
Actual	1,000.00	1,235.20	4.17	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R2
Actual	1,000.00	1,231.20	7.76	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class R3
Actual	1,000.00	1,232.40	6.36	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class R4
Actual	1,000.00	1,234.30	4.96	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R5
Actual	1,000.00	1,235.20	4.11	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class R6
Actual	1,000.00	1,235.70	3.55	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2020, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2020.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent management consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory

Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the market volatility caused by the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with expense caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by

Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance for Class A shares was in the fourth, second and second quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the second quintile based upon the Peer Group for each of the one, three, and five-year periods ended December 31, 2019, and in the second, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, second and second quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Equity Fund’s performance for Class A shares was in the first, second and second quintiles based upon the Peer Group, and in the first, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

the first, second and third quintiles based upon the Peer Group, and in the first, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the second and first quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2019, and in the first, second and second quintiles based upon the Universe for the one- and three-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the first, third and fifth quintiles based upon the Peer Group, and in the first, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the first, second and third quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the first, first and third quintiles based upon the Peer Group and in the first, second and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the fourth, fourth and third quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fifth and third quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth and third quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2019, and in the third quintile based upon the Universe for both the one- and three-year periods ended December 31, 2019, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the second, second and third quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2019, respectively. The Trustees noted that the performance for Class I shares was in the second, second and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2019, respectively, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2019. The Trustees noted that the performance for Class R6 shares was in the third and second quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2019, respectively, and in the second quintile based upon the Universe for both the one- and three-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s equity committee at each of its regularly scheduled meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group ranking were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

DECEMBER 31, 2020	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	79

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the fourth and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and actual total expenses for Class I shares were in the first and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

80	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2020

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. December 2020.	SAN-MC-1220

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 5, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 5, 2021